UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Arizona Municipal
Money Market Fund

May 31, 2009

1.802202.105

SPZ-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.8%
	Principal Amount	Value
Arizona - 92.7%
Arizona Ctfs. of Prtn. Bonds Series 2002 B, 5% 9/1/09	$ 4,300,000	$ 4,332,063
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.2%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	21,500,000	21,500,000
Series 2008 C, 0.31%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	5,260,000	5,260,000
Series 2008 E, 2.75%, LOC Landesbank Baden-Wuert, VRDN (b)	21,100,000	21,100,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.28%, LOC Bank of America NA, VRDN (b)	3,730,000	3,730,000
Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (b)	2,500,000	2,500,000
Series 2008 D, 0.31%, LOC Bank of America NA, VRDN (b)	13,200,000	13,200,000
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	2,965,000	2,965,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.45%, LOC Fannie Mae, VRDN (b)(e)	3,645,000	3,645,000
Arizona School Facilities Board Rev. Bonds Series 2002, 5.375% 7/1/09	4,255,000	4,269,992
Arizona State Univ. Revs. Bonds Series 2002, 5.25% 7/1/09	1,000,000	1,003,362
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Proj.) Series 2007, 4.5% 7/1/09	5,000,000	5,013,860
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 0.4% (Liquidity Facility Deutsche Postbank AG) (b)(g)	4,000,000	4,000,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.6%, LOC Bank of America NA, VRDN (b)(e)	2,125,000	2,125,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 0.45%, LOC KBC Bank NV, VRDN (b)(e)	32,590,000	32,589,998
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.34%, LOC Bank of America NA, VRDN (b)	13,600,000	13,600,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.49%, LOC Fannie Mae, VRDN (b)(e)	3,299,675	3,299,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.47%, LOC Fannie Mae, VRDN (b)(e)	5,000,000	5,000,000
(San Angelin Apts. Proj.) Series 2004, 0.45%, LOC Fannie Mae, VRDN (b)(e)	3,100,000	3,100,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Lucas Apts. Proj.) Series 2003, 0.45%, LOC Fannie Mae, VRDN (b)(e)	$ 1,700,000	$ 1,700,000
(San Martin Apts. Proj.) Series A1, 0.45%, LOC Fannie Mae, VRDN (b)(e)	7,000,000	7,000,000
(San Miguel Apts. Proj.) Series 2003, 0.45%, LOC Fannie Mae, VRDN (b)(e)	1,300,000	1,300,000
(San Remo Apts. Proj.) Series 2002, 0.45%, LOC Fannie Mae, VRDN (b)(e)	10,700,000	10,700,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.53%, LOC Freddie Mac, VRDN (b)(e)	3,500,000	3,500,000
(Village Square Apts. Proj.) Series 2004, 0.45%, LOC Fannie Mae, VRDN (b)(e)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.63%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,200,000	4,200,000
Maricopa County Mesa Unified School District # 4 Bonds Series 2004, 5% 7/1/09	2,000,000	2,006,312
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series 2008 D, 4% 7/1/09 (e)	5,430,000	5,435,541
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Bonds Series 2004 B, 5% 7/1/09	3,040,000	3,046,402
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series EGL 7050056 Class A, 0.44% (Liquidity Facility Citibank NA) (b)(g)	4,100,000	4,100,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (b)(g)	3,100,000	3,100,000
Phoenix Indl. Dev. Auth. Cultural Facilities Rev. (Phoenix Art Museum Proj.) Series 2006, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	200,000	200,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Paradise Lakes Apt. Proj.):
Series 2007 A, 0.28%, LOC Wachovia Bank NA, VRDN (b)	9,575,000	9,575,000
Series 2007 B, 0.43%, LOC Wachovia Bank NA, VRDN (b)(e)	18,800,000	18,800,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.48%, LOC Bank of America NA, VRDN (b)(e)	1,400,000	1,400,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Rev.: - continued
(Independent Newspaper, Inc. Proj.) Series 2000, 0.65%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 960,000	$ 960,000
(Phoenix Expansion Proj.) Series 2002, 1.5%, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,170,000	2,170,000
(Plastican Proj.) Series 1997, 0.6%, LOC Bank of America NA, VRDN (b)(e)	1,835,000	1,835,000
(Swift Aviation Svcs., Inc. Proj.) Series 2002, 0.45%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	6,685,000	6,685,000
Pima County Amphitheater Unified School District #10 Bonds Series 2002, 5% 7/1/09	2,400,000	2,407,574
Pima County Ctfs. of Prtn. Bonds Series 2009, 3% 6/1/10 (a)	4,000,000	4,067,600
Pima County Gen. Oblig. Bonds Series 2009, 2.25% 7/1/09	4,100,000	4,105,904
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.45%, LOC Wells Fargo Bank NA, VRDN (b)	3,000,000	3,000,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River Point Proj.) Series 2001, 0.47%, LOC Fannie Mae, VRDN (b)(e)	6,000,000	6,000,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
Series 1993 A, 5.75% 1/1/10	2,150,000	2,214,865
Series 2002 C, 5% 1/1/10	4,475,000	4,577,580
Participating VRDN:
Series BBT 08 09, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (b)(g)	1,000,000	1,000,000
Series EGL 06 14 Class A, 0.39% (Liquidity Facility Citibank NA) (b)(g)	3,400,000	3,400,000
Series Putters 3242, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	1,700,000	1,700,000
Series Putters 3307, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	3,300,000	3,300,000
Series ROC II R 11712, 0.39% (Liquidity Facility Citibank NA) (b)(g)	3,635,000	3,635,000
Series B, 0.5% 8/5/09, CP	3,900,000	3,900,000
Series C, 0.5% 8/7/09, CP	3,900,000	3,900,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (b)(g)	3,800,000	3,800,000
Scottsdale Indl. Dev. Auth. Rev. Series 2001 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	8,026,000	8,026,000
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.49%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.35%, LOC Bank of America NA, VRDN (b)	$ 2,250,000	$ 2,250,000
Tempe Transit Excise Tax Rev. Series 2006, 0.37% (Liquidity Facility Royal Bank of Canada), VRDN (b)	21,960,000	21,960,000
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 1% tender 6/4/09, CP mode	3,500,000	3,500,000
Univ. of Arizona Univ. Revs. Bonds Series 2000 A, 5.8% 6/1/24 (Pre-Refunded to 12/1/09 @ 100) (f)	2,000,000	2,047,241
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.32%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (b)	4,000,000	4,000,000
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Allied Waste North America, Inc. Proj.) Series 2008 A, 0.45%, LOC Bank of America NA, VRDN (b)(e)	10,000,000	10,000,000
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	8,200,000	8,200,000
		360,938,969
Georgia - 0.5%
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 H, 3%, LOC Landesbank Baden-Wuert, VRDN (b)	1,900,000	1,900,000
Kentucky - 0.5%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.5%, LOC Commerzbank AG, VRDN (b)(e)	400,000	400,000
Kenton County Arpt. Board Spl. Facilities Rev. Series 2003 A, 3.75%, VRDN (b)(e)	1,700,000	1,700,000
		2,100,000
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 2.65%, LOC RBS Citizens NA, VRDN (b)	400,000	400,000
Nevada - 0.2%
Clark County Arpt. Rev.:
Series 2008 C1, 3%, LOC Bayerische Landesbank, VRDN (b)(e)	300,000	300,000
Series 2008 D2, 3%, LOC Landesbank Baden-Wuert, VRDN (b)	400,000	400,000
		700,000
Ohio - 0.4%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 3.5%, VRDN (b)(e)	1,400,000	1,400,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - 1.4%
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 3.05%, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 1,585,000	$ 1,585,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
(Gloria Dei Proj.) Series 2006, 3.05%, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,205,000	2,205,000
(Haverford School Proj.) Series 2008, 2.75%, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,000,000	1,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 2.7%, LOC Citizens Bank of Pennsylvania, VRDN (b)	300,000	300,000
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 2.7%, LOC Citizens Bank of Pennsylvania, VRDN (b)	300,000	300,000
		5,390,000
Puerto Rico - 1.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.54%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	3,900,000	3,900,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	1,000,000	1,002,196
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	600,000	601,318
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	500,000	501,098
		6,004,612
Texas - 1.4%
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Energy Co. Proj.) Series 2002 A, 0.45%, LOC Citibank NA, VRDN (b)(e)	4,400,000	4,400,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.53%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	1,000,000	1,000,000
		5,400,000
Washington - 0.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.59% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	2,000,000	2,000,000
Municipal Securities - continued
	Shares	Value
Other - 1.5%
Fidelity Municipal Cash Central Fund, 0.41% (c)(d)	5,967,000	$ 5,967,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $392,200,581)		392,200,581
NET OTHER ASSETS - (0.8)%		(2,967,961)
NET ASSETS - 100%		$ 389,232,620
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 116,547
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 392,200,581	$ -	$ 392,200,581	$ -
Income Tax Information
At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $392,200,581.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Municipal
Money Market Fund

May 31, 2009

1.802203.105

TEM-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A38, 0.46% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	$ 5,520	$ 5,520
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 0.62%, LOC Bank of America NA, VRDN (c)(f)	1,920	1,920
Auburn Univ. Gen. Fee Rev. Participating VRDN Series WF 08 55C, 0.37% (Liquidity Facility Wells Fargo & Co.) (a)(c)(g)	23,625	23,625
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 0.85%, LOC Wachovia Bank NA, VRDN (c)(f)	8,000	8,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.75%, VRDN (c)(f)	25,500	25,500
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.25%, LOC Wachovia Bank NA, VRDN (c)	14,490	14,490
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2%, tender 7/15/09 (c)	35,000	35,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.3%, VRDN (c)(f)	10,000	10,000
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 0.75%, LOC Bank of America NA, VRDN (c)(f)	540	540
Tuscaloosa Spl. Care Facilities Fing. Auth. Residential Care Family Mtg. Rev. (Capstone Village Proj.) Series C, 0.39%, LOC BNP Paribas SA, VRDN (c)	6,900	6,900
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.3%, VRDN (c)(f)	19,000	19,000
		150,495
Alaska - 0.7%
Alaska Indl. Dev. & Export Auth.:
Series 2008 A, 0.35%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	50,765	50,765
Series 2008 B, 0.34%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	50,570	50,570
Alaska Indl. Dev. & Export Auth. Rev. (Greater fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.25%, LOC Union Bank of California, VRDN (c)	11,675	11,675
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	13,000	13,000
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	24,745	24,745
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
North Slope Borough Gen. Oblig. Bonds Series 2008 B, 4% 6/30/09	$ 22,015	$ 22,050
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 C, 0.3%, VRDN (c)	3,000	3,000
		175,805
Arizona - 1.7%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 B, 0.2%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	11,450	11,450
Series 2008 E, 2.75%, LOC Landesbank Baden-Wuert, VRDN (c)	44,600	44,600
Series 2008 G, 0.31%, LOC U.S. Bank NA, Minnesota, VRDN (c)	49,745	49,745
Series 2008 H, 0.2%, LOC Northern Trust Co., Chicago, VRDN (c)	37,320	37,320
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 0.4% (Liquidity Facility Deutsche Postbank AG) (c)(g)	16,490	16,490
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.47%, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(San Angelin Apts. Proj.) Series 2004, 0.45%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Clemente Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.45%, LOC Fannie Mae, VRDN (c)(f)	6,750	6,750
(San Lucas Apts. Proj.) Series 2003, 0.45%, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(San Martin Apts. Proj.):
Series A1, 0.45%, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
Series A2, 0.45%, LOC Fannie Mae, VRDN (c)(f)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.45%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 0.47%, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
(Village Square Apts. Proj.) Series 2004, 0.45%, LOC Fannie Mae, VRDN (c)(f)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.63%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,200	4,200
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series EGL 7050056 Class A, 0.44% (Liquidity Facility Citibank NA) (c)(g)	5,800	5,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.):
Series 2007 A, 0.28%, LOC Wachovia Bank NA, VRDN (c)	$ 14,425	$ 14,425
Series 2007 B, 0.43%, LOC Wachovia Bank NA, VRDN (c)(f)	13,200	13,200
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)	1,700	1,700
(Plastican Proj.) Series 1997, 0.6%, LOC Bank of America NA, VRDN (c)(f)	2,005	2,005
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 0.47%, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Pima County Indl. Dev. Auth. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 0.26%, LOC JPMorgan Chase Bank, VRDN (c)	41,750	41,750
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series BBT 08 09, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	17,720	17,720
Series Putters 3242, 0.32% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,600	2,600
Series C, 0.5% 8/7/09, CP	7,000	7,000
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.49%, LOC JPMorgan Chase Bank, VRDN (c)(f)	24,750	24,750
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	49,325	49,325
		435,530
Arkansas - 0.6%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 0.62%, LOC Bank of America NA, VRDN (c)(f)	1,300	1,300
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.47%, LOC Fannie Mae, VRDN (c)(f)	7,700	7,700
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series ROC II R 121, 0.47% (Liquidity Facility Citibank NA) (c)(f)(g)	1,745	1,745
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arkansas - continued
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.5%, VRDN (c)(f)	$ 34,400	$ 34,400
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.4%, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	95,000	95,000
		140,145
California - 0.1%
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 861, 0.39% (Liquidity Facility Citibank NA) (c)(g)	15,825	15,825
California Infrastructure & Econ. Dev. Bank Rev. (Nelson Name Plate Co. Proj.) Series 1999, 0.47%, LOC Bank of America NA, VRDN (c)(f)	435	435
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 07 71, 0.34% (Liquidity Facility Citibank NA) (c)(g)	17,000	17,000
		33,260
Colorado - 2.6%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.45%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.23%, LOC Wells Fargo Bank NA, VRDN (c)	5,890	5,890
Aurora Hsg. Auth. Multi-Family Hsg. Rev. (Liberty Creek Proj.) 0.49%, LOC Fannie Mae, VRDN (c)(f)	21,000	21,000
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.49%, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
CollegeInvest Rev. Series 2008 IA, 0.46%, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	108,300	108,300
Colorado Dept. of Trans. Rev. Bonds 5.25% 6/15/09	6,325	6,335
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	2,000	2,000
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series BA 08 1090, 0.64% (Liquidity Facility Bank of America NA) (c)(g)	14,900	14,900
(Catholic Health Initiatives Proj.):
Series 2000 B, 0.18% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	15,400	15,400
Series 2004 B:
0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,275	4,275
0.75% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	15,900	15,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(NCMC, Inc. Proj.):
Series 2008 A, 0.28%, LOC Compass Bank, VRDN (c)	$ 13,000	$ 13,000
Series 2008 B, 0.28%, LOC Compass Bank, VRDN (c)	16,430	16,430
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.55%, LOC Wachovia Bank NA, VRDN (c)(f)	7,000	7,000
(Waste Mgmt., Inc. Proj.) 0.45%, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,160	14,160
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2003 B3, 0.45% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	30,000	30,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.54% (Liquidity Facility Citibank NA) (c)(g)	29,700	29,700
Series EGL 07 0037, 0.54% (Liquidity Facility Citibank NA) (c)(g)	16,830	16,830
Series EGL 07 0038, 0.54% (Liquidity Facility Citibank NA) (c)(g)	18,080	18,080
Series EGL 07 0040, 0.54% (Liquidity Facility Citibank NA) (c)(g)	30,610	30,610
Denver City & County Arpt. Rev.:
Series 2007 A, 2% 6/1/09, LOC JPMorgan Chase Bank, LOC Bayerische Landesbank, CP (f)	60,000	60,000
Series 2008 C1, 0.44%, LOC KBC Bank NV, VRDN (c)	38,800	38,800
Series 2008 C2, 1.8%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	40,000	40,000
Series 2008 C3, 1.8%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	30,000	30,000
Denver City & County Indl. Dev. Rev. (Brass Smith/Kevry Proj.) Series 2009, 0.45%, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,500	5,500
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A2, 0.34%, LOC U.S. Bank NA, Minnesota, VRDN (c)	15,000	15,000
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 3%, LOC JPMorgan Chase Bank, VRDN (c)(f)	505	505
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.45%, LOC Fannie Mae, VRDN (c)(f)	16,000	16,000
(Timberleaf Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	13,850	13,850
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 0.38%, LOC Compass Bank, VRDN (b)(c)	11,890	11,890
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.3%, LOC Wachovia Bank NA, VRDN (c)	$ 16,000	$ 16,000
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.49%, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		651,865
Connecticut - 0.3%
Connecticut Gen. Oblig. BAN Series 2009 A, 2% 4/28/10	57,040	57,827
Connecticut Health & Edl. Facilities Auth. Rev. (St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)	12,110	12,110
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 1998, 0.35%, LOC Bank of America NA, VRDN (c)(f)	11,900	11,900
		81,837
Delaware - 0.8%
Delaware Econ. Dev. Auth. Indl. Dev. Rev. (Delaware Clean Pwr. Proj.) Series 1997 A, 0.55%, VRDN (c)(f)	85,200	85,200
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 3.85%, VRDN (c)(f)	8,000	8,000
Series 1988, 3.85%, VRDN (c)(f)	13,550	13,550
Series 1993 C, 3.75%, VRDN (c)	4,500	4,500
Series 1994, 3.85%, VRDN (c)(f)	24,700	24,700
Series 1999 A, 1%, VRDN (c)	9,830	9,830
Series 1999 B, 1.2%, VRDN (c)(f)	9,900	9,900
Delaware Hsg. Auth. Rev. Participating VRDN:
Series Merlots 07 C103, 0.46% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	6,635	6,635
Series Merlots 07 C66, 0.46% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	7,815	7,815
Series Putter 1513, 0.74% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	6,070	6,070
Series ROC II R 11651, 0.47% (Liquidity Facility Citibank NA) (c)(f)(g)	8,395	8,395
New Castle County Multi-Family Rent Hsg. Rev. (Fairfield English Village Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	8,200	8,200
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.35%, LOC Wachovia Bank NA, VRDN (c)	14,800	14,800
		207,595
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 2.0%
District of Columbia Gen. Oblig.:
Series 2001 C, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	$ 43,285	$ 43,285
Series 2008 B, 0.35%, LOC Bank of America NA, VRDN (c)	15,625	15,625
TRAN 2.5% 9/30/09	46,500	46,715
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 0.6%, LOC Bank of America NA, VRDN (c)(f)	3,045	3,045
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 0.52%, LOC Branch Banking & Trust Co., VRDN (c)(f)	1,450	1,450
(Ctr. For Strategic & Int'l. Studies Proj.) 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	6,730	6,730
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.6%, LOC Wachovia Bank NA, VRDN (c)(f)	7,775	7,775
(The AARP Foundation Proj.) Series 2004, 0.35%, LOC Bank of America NA, VRDN (c)	8,600	8,600
(Washington Drama Society, Inc. Proj.) Series 2008, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	10,000	10,000
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2003, 0.35%, LOC Bank of America NA, VRDN (c)	10,800	10,800
(Georgetown Univ. Proj.) Series 2007 B1, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	1,500	1,500
Metropolitan Washington Arpts. Auth. Passenger Facility Charges Rev. Series 2005 2A:
1.2% 6/2/09, LOC Landesbank Baden-Wuert, LOC WestLB AG, CP (f)	3,475	3,475
1.2% 6/4/09, LOC Landesbank Baden-Wuert, LOC WestLB AG, CP (f)	17,525	17,525
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series BBT 2040, 0.26% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(g)	4,920	4,920
Series BBT 2054, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(g)	5,000	5,000
Series DB 505, 0.32% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	7,600	7,600
Series DB 677, 0.32% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	7,812	7,812
Series DB 679, 0.32% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.: - continued
Participating VRDN:
Series EGL 06 0151, 0.62% (Liquidity Facility Citibank NA) (c)(f)(g)	$ 9,400	$ 9,400
Series EGL 06 8 Class A, 0.62% (Liquidity Facility Citibank NA) (c)(f)(g)	31,925	31,925
Series EGL 07 0025, 0.52% (Liquidity Facility Citibank NA) (c)(f)(g)	51,380	51,380
Series EGL 07 0026, 0.62% (Liquidity Facility Citibank NA) (c)(f)(g)	29,590	29,590
Series EGL 07 0122, 0.62% (Liquidity Facility Citibank NA) (c)(f)(g)	56,550	56,550
Series Putters 1691, 0.59% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	10,985	10,985
Series Putters 2855, 0.59% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	3,545	3,545
Series ROC II R 10335, 0.44% (Liquidity Facility Citibank NA) (c)(f)(g)	14,850	14,850
Series ROC II R 10336, 0.44% (Liquidity Facility Citibank NA) (c)(f)(g)	12,375	12,375
Series ROC II R 54, 0.52% (Liquidity Facility Citibank NA) (c)(f)(g)	2,495	2,495
Series 2003 D1, 0.4%, LOC Wachovia Bank NA, VRDN (c)(f)	39,640	39,640
Series B, 0.55% 6/15/09, LOC Bank of America NA, CP (f)	39,000	39,000
		513,592
Florida - 8.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A, 0.65% tender 6/3/09, LOC Bank of America NA, CP mode	39,600	39,600
Series 2008 B:
0.6% tender 6/3/09, LOC Bank of America NA, CP mode	15,000	15,000
0.65% tender 6/3/09, LOC Bank of America NA, CP mode	20,000	20,000
Austin Trust Various States Participating VRDN Series BA 08 1143, 0.59% (Liquidity Facility Bank of America NA) (c)(f)(g)	8,100	8,100
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.6%, LOC Citibank NA, VRDN (c)(f)	11,200	11,200
Brevard County School Board RAN 1.5% 4/23/10	20,000	20,174
Brevard County School District TAN Series 2008, 4% 6/30/09	35,000	35,042
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) 0.45%, LOC Citibank NA, VRDN (c)(f)	$ 6,900	$ 6,900
(Sanctuary Apts Proj.) Series A, 0.45%, LOC Fannie Mae, VRDN (c)(f)	16,230	16,230
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.45%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)(f)	10,345	10,345
Broward County School District TAN Series 2008, 3.5% 9/30/09	87,000	87,486
Cape Coral Gen. Oblig. 0.45% 6/11/09, LOC Bank of America NA, CP	37,946	37,946
Charlotte County Hsg. Fin. Multi-family Rev. (Murdock Circle Apt. Proj.) Series 2000, 0.45%, LOC Bank of America NA, VRDN (c)(f)	6,455	6,455
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.47%, LOC Fannie Mae, VRDN (c)(f)	10,105	10,105
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.6%, LOC Bank of America NA, VRDN (c)(f)	1,645	1,645
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.6%, LOC Citibank NA, VRDN (c)(f)	21,780	21,780
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.8%, VRDN (c)	7,500	7,500
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 0.52% (Monumental Life Ins. Co. Guaranteed), VRDN (c)(f)	28,475	28,475
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1059, 0.34% (Liquidity Facility Bank of America NA) (c)(g)	4,165	4,165
Series BA 08 1068, 0.34% (Liquidity Facility Bank of America NA) (c)(g)	9,585	9,585
Series BA 08 1083, 0.34% (Liquidity Facility Bank of America NA) (c)(g)	18,920	18,920
Series EGL 7050054 Class A, 0.39% (Liquidity Facility Citibank NA) (c)(g)	18,840	18,840
Series Putters 3413, 0.32% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,725	7,725
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Putters 2539, 0.32% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,550	3,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dev. Fin. Corp. Indl. Dev. (The Ultimate Umbrella Co., Inc. Proj.) Series 2003 B3, 0.7%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 630	$ 630
Florida Hsg. Fin. Agcy. Rev.:
(Ashley Lake Park II Proj.) Series J, 0.35%, LOC Freddie Mac, VRDN (c)(f)	24,000	24,000
(Bainbridge Club Apt. Proj.) Series M, 0.35%, LOC Fannie Mae, VRDN (c)(f)	5,870	5,870
(Banyan Bay Apts. Proj.) 0.35%, LOC Fannie Mae, VRDN (c)(f)	8,950	8,950
Florida Hsg. Fin. Corp. Participating VRDN Series Clipper 05 40, 0.51% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	38,630	38,630
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.45%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Clascona Groves Apts. Proj.) Series A, 0.43%, LOC Citibank NA, VRDN (c)(f)	9,200	9,200
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.43%, LOC Citibank NA, VRDN (c)(f)	5,700	5,700
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.45%, LOC Fannie Mae, VRDN (c)(f)	5,900	5,900
(Hunters Run Apts. Proj.) Series G, 0.3%, LOC Fannie Mae, VRDN (c)(f)	8,000	8,000
(Lynn Lake Apts. Proj.) Series B1, 0.41%, LOC Freddie Mac, VRDN (c)(f)	20,210	20,210
(Mill Creek Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	15,400	15,400
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.45%, LOC Fannie Mae, VRDN (c)(f)	7,950	7,950
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.43%, LOC Citibank NA, VRDN (c)(f)	14,145	14,145
(Riverwalk I Apts. Proj.) Series 2008 E, 0.45%, LOC Freddie Mac, VRDN (c)(f)	5,075	5,075
(Savannah Springs Apts. Proj.) Series G, 0.57%, LOC Citibank NA, VRDN (c)(f)	7,200	7,200
(Sterling Palms Apts. Proj.) Series F, 0.45%, LOC Fannie Mae, VRDN (c)(f)	14,170	14,170
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BA 07 1034, 0.59% (Liquidity Facility Bank of America NA) (c)(f)(g)	7,800	7,800
Series BA 08 1191, 0.59% (Liquidity Facility Bank of America NA) (c)(f)(g)	9,300	9,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Rev.: - continued
Participating VRDN:
Series Merlots 06 B17, 0.46% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	$ 5,000	$ 5,000
Series Merlots 07 C64, 0.46% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	15,580	15,580
Series Putters 1336 B, 0.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	2,840	2,840
Series Putters 1340, 0.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	20,850	20,850
Series ROC II R 11688, 0.47% (Liquidity Facility Citibank NA) (c)(f)(g)	6,185	6,185
(Riverside Apts. Proj.) Series 2000 1, 0.52%, LOC Bank of America NA, VRDN (c)(f)	13,160	13,160
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.59%, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.47%, LOC Fannie Mae, VRDN (c)(f)	11,755	11,755
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.45%, LOC Fannie Mae, VRDN (c)(f)	8,155	8,155
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/09	38,450	38,533
Florida Local Govt. Fin. Commission Auth. Rev. Series A:
0.45% 7/13/09, LOC Wachovia Bank NA, CP	13,900	13,900
0.45% 7/13/09, LOC Wachovia Bank NA, CP	8,687	8,687
Gainesville Utils. Sys. Rev.:
Series 2008 B, 0.29% (Liquidity Facility Bank of New York, New York), VRDN (c)	7,330	7,330
0.5% 6/4/09, CP	31,000	31,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2003 A, 0.75% 6/4/09, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., Boston, CP (f)	2,833	2,833
Highlands County Health Facilities Auth. Rev. Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 I, 5%, tender 11/16/09 (c)	5,000	5,068
Hillsborough County Aviation Auth. Rev.:
Participating VRDN Series DB 645, 0.32% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	50,005	50,005
Series B:
0.7% 6/9/09, LOC Landesbank Baden-Wuert, CP (f)	4,500	4,500
0.75% 6/4/09, LOC Landesbank Baden-Wuert, CP (f)	9,500	9,500
0.8% 6/4/09, LOC Landesbank Baden-Wuert, CP (f)	50,000	50,000
Series D, 0.8% 6/4/09, LOC Landesbank Baden-Wuert, CP (f)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.45% 6/18/09, LOC State Street Bank & Trust Co., Boston, CP	$ 26,811	$ 26,811
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) 0.52%, LOC Citibank NA, VRDN (c)(f)	8,525	8,525
(Grande Oaks Apts. Proj.) Series A, 0.45%, LOC Fannie Mae, VRDN (c)(f)	7,200	7,200
(Hunters Run Apts. Proj.) Series 2002 A, 0.47%, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(Lakewood Shores Apt. Proj.) Series 2000 A, 0.52%, LOC Bank of America NA, VRDN (c)(f)	6,880	6,880
(Meridian Pointe Apts. Proj.) 0.6%, LOC Citibank NA, VRDN (c)(f)	12,760	12,760
(Mobley Park Apts. Proj.) Series A, 0.45%, LOC Freddie Mac, VRDN (c)(f)	8,000	8,000
(Morgan Creek Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	12,700	12,700
(Royal Palm Key Apts. Proj.) 0.47%, LOC Fannie Mae, VRDN (c)(f)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) 1%, LOC Bank of America NA, VRDN (c)(f)	500	500
Indian River County Hosp. District Hosp. Rev. Series 1985, 0.4%, LOC Wachovia Bank NA, VRDN (c)	3,400	3,400
Indian River County School District TAN 2.75% 6/30/09	12,000	12,010
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.6%, LOC Bank of America NA, VRDN (c)(f)	7,350	7,350
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Participating VRDN Series BA 09 1209X, 0.34% (Liquidity Facility Bank of America NA) (c)(g)	10,570	10,570
Series Three 2008 B1, 0.3%, LOC Wachovia Bank NA, VRDN (c)	12,000	12,000
Series Three 2008 B4, 0.3%, LOC Wachovia Bank NA, VRDN (c)	4,000	4,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2001, 0.28%, LOC Wachovia Bank NA, VRDN (c)	28,000	28,000
Series 2007 B, 0.22%, LOC Branch Banking & Trust Co., VRDN (c)	5,825	5,825
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.47%, LOC Fannie Mae, VRDN (c)(f)	9,700	9,700
Jacksonville Poll. Cont. Rev.:
Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.45% tender 6/3/09, CP mode	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Poll. Cont. Rev.: - continued
(Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.8%, VRDN (c)	$ 16,840	$ 16,840
Jacksonville Port Auth. Rev.:
Participating VRDN Series DB 642, 0.32% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	28,725	28,725
(Mitsui O.S.K. Lines Ltd. Proj.) 0.5%, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	76,200	76,200
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 18 Issue 2, 5% 10/1/09	5,000	5,049
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.52%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Leesburg Hosp. Rev. (The Villages Reg'l. Hosp. Proj.) Series 2008 B, 0.34%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	14,000	14,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Sabal Palm Harbour Apt. Proj.):
Series 2000 A, 0.45%, LOC Bank of America NA, VRDN (c)(f)	3,070	3,070
Series 2000 B, 0.45%, LOC Bank of America NA, VRDN (c)(f)	3,100	3,100
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.35%, VRDN (c)	13,700	13,700
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.31%, VRDN (c)	56,900	56,900
Miami Health Facilities Auth. Sys. Rev. (Catholic Health East Proj.) Series 2009, 0.25%, LOC Bank of New York, New York, VRDN (c)	7,500	7,500
Miami-Dade County Aviation Rev. Participating VRDN:
Series BA 08 1139X, 0.59% (Liquidity Facility Bank of America NA) (c)(f)(g)	7,500	7,500
Series BA 08 1144, 0.59% (Liquidity Facility Bank of America NA) (c)(f)(g)	17,000	17,000
Series BA 08 1145, 0.59% (Liquidity Facility Bank of America NA) (c)(f)(g)	9,000	9,000
Series EGL 06 40 Class A, 0.57% (Liquidity Facility Citibank NA) (c)(f)(g)	9,900	9,900
Series EGL 07 0126, 0.49% (Liquidity Facility Citibank NA) (c)(f)(g)	66,365	66,365
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.6%, LOC Citibank NA, VRDN (c)(f)	16,965	16,965
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.6%, LOC Bank of America NA, VRDN (c)(f)	10,600	10,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series EGL 06 101 Class A, 0.49% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	$ 11,540	$ 11,540
North Broward Hosp. District Rev. Series 2005 A:
0.35%, LOC Wachovia Bank NA, VRDN (c)	26,725	26,725
0.35%, LOC Wachovia Bank NA, VRDN (c)	35,500	35,500
Ocean Hwy. & Port Auth. Rev.:
Series 1990, 0.5%, LOC Wachovia Bank NA, VRDN (c)(f)	1,400	1,400
0.5%, LOC Wachovia Bank NA, VRDN (c)(f)	8,900	8,900
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.6%, LOC Citibank NA, VRDN (c)(f)	13,630	13,630
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.45%, LOC Fannie Mae, VRDN (c)(f)	7,960	7,960
(West Point Villas Apts. Proj.) Series 2000 F, 0.45%, LOC Fannie Mae, VRDN (c)(f)	11,500	11,500
Orange County Indl. Dev. Auth. Indl. Dev. Rev.:
(Advanced Drainage Sys., Inc. Proj.) 1.39%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	1,675	1,675
(Central Florida YMCA Proj.) Series 2005, 0.35%, LOC Bank of America NA, VRDN (c)	2,390	2,390
Orange County School District TAN 4% 10/1/09	43,000	43,227
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.35%, LOC Bank of America NA, VRDN (c)	61,140	61,140
Orlando Utils. Commission Util. Sys. Rev. Bonds 5.25% 7/1/09	6,450	6,468
Orlando Utils. Commission Wtr. & Elec. Rev. Bonds Series 1992, 6% 10/1/09	7,620	7,745
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.47%, LOC Fannie Mae, VRDN (c)(f)	9,300	9,300
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.35%, LOC Bank of America NA, VRDN (c)	12,070	12,070
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.47%, LOC Fannie Mae, VRDN (c)(f)	18,500	18,500
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	8,610	8,610
Palm Beach County Rev.:
(Hanley Ctr. Proj.) Series 2006, 0.35%, LOC Bank of America NA, VRDN (c)	1,600	1,600
(King's Academy, Inc. Proj.) Series 2006, 0.3%, LOC Wachovia Bank NA, VRDN (c)	15,980	15,980
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.35%, LOC Bank of America NA, VRDN (c)	$ 7,290	$ 7,290
Palm Beach County School District 0.42% 6/9/09, LOC Bank of America NA, CP	9,200	9,200
Panama City Beach Participating VRDN Series Solar 2006 129, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	8,010	8,010
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 0.65%, LOC Bank of America NA, VRDN (c)(f)	1,575	1,575
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.35%, LOC Bank of America NA, VRDN (c)	31,550	31,550
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series CDC 04 4 Class A, 0.63% (Liquidity Facility CDC Fin. CDC IXIS) (c)(f)(g)	465	465
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas, Inc. Proj.) Series 1997, 0.77%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	3,100	3,100
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.47%, LOC Fannie Mae, VRDN (c)(f)	8,400	8,400
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.) Series 2005 A2, 0.3%, LOC Wachovia Bank NA, VRDN (c)	51,485	51,485
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.35%, LOC Bank of America NA, VRDN (c)	5,180	5,180
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) Series 2006, 0.25%, LOC Bank of Scotland PLC, VRDN (c)	10,000	10,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.34% (Liquidity Facility Bank of America NA) (c)(g)	6,970	6,970
Series Putters 2407, 0.32% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	31,495	31,495
Sunshine State Govt. Fing. Commission Rev. Series L:
1.15% 6/1/09, LOC Dexia Cr. Local de France, CP	21,886	21,886
1.2% 6/1/09, LOC Dexia Cr. Local de France, CP (f)	85,645	85,645
Tampa Bay Wtr. Util. Sys. Rev. 0.6%, LOC Bank of America NA, VRDN (c)(f)	19,950	19,950
Tohopekaliga Wtr. Auth. Util. Sys. Rev. Series 2007, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (c)	13,800	13,800
Volusia County School District TAN Series 2008, 3% 9/9/09	20,000	20,074
		2,200,339
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - 3.5%
Atlanta Tax Allocation (Westside Proj.):
Series 2008, 0.3%, LOC Wachovia Bank NA, VRDN (c)	$ 29,400	$ 29,400
Series A, 0.3%, LOC Wachovia Bank NA, VRDN (c)	28,950	28,950
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) 0.41%, LOC Fannie Mae, VRDN (c)(f)	8,475	8,475
(Carver Redev. Proj.) Series 2000, 2.95%, LOC Fannie Mae, VRDN (c)(f)	4,015	4,015
(Collegetown at Harris Homes Phase I Proj.) 0.41%, LOC Fannie Mae, VRDN (c)(f)	7,330	7,330
Bartow County Dev. Auth. Poll. Cont. Rev.:
Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
First Series, 0.55% tender 6/5/09, CP mode (f)	44,850	44,850
Second Series, 0.55% tender 6/5/09, CP mode (f)	60,000	60,000
Series 2007 2, 0.6% 7/10/09, CP (f)	5,000	5,000
Series 2007-1, 0.5% 6/8/09, CP (f)	10,150	10,150
Series 2007-3, 0.5% 6/4/09, CP (f)	28,000	28,000
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.6%, LOC Wachovia Bank NA, VRDN (c)(f)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.26%, VRDN (c)	20,000	20,000
Series 1995-2, 0.85% 6/2/09, CP	25,000	25,000
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 0.41%, LOC Freddie Mac, VRDN (c)(f)	20,450	20,450
(Canton Mill Lofts Proj.) Series 1999, 0.42%, LOC Branch Banking & Trust Co., VRDN (c)(f)	14,305	14,305
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 0.47%, LOC Freddie Mac, VRDN (c)(f)	9,765	9,765
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.47%, LOC Fannie Mae, VRDN (c)(f)	8,050	8,050
Floyd County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Hammond Proj.) First Series 2008, 0.24%, VRDN (c)(f)	47,800	47,800
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 B, 3%, LOC Landesbank Baden-Wuert, VRDN (c)	27,835	27,835
Series 2008 C, 3%, LOC Landesbank Baden-Wuert, VRDN (c)	12,000	12,000
Series 2008 D, 3%, LOC Landesbank Baden-Wuert, VRDN (c)	24,300	24,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.): - continued
Series 2008 E, 3%, LOC Landesbank Baden-Wuert, VRDN (c)	$ 16,600	$ 16,600
Series 2008 F, 3%, LOC Landesbank Baden-Wuert, VRDN (c)	16,600	16,600
Series 2008 H, 3%, LOC Landesbank Baden-Wuert, VRDN (c)	30,600	30,600
Georgia Gen. Oblig. Participating VRDN Series WF 08 12C, 0.37% (Liquidity Facility Wells Fargo & Co.) (c)(g)	13,145	13,145
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.):
Series D, 3% 12/16/09	13,800	13,873
Series E, 3% 12/16/09	20,700	20,810
Georgia Road & Thruway Auth. Rev. Bonds Series 2008 A, 5% 6/1/09	10,000	10,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.22%, LOC Branch Banking & Trust Co., VRDN (c)	11,690	11,690
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.5%, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.47%, LOC Fannie Mae, VRDN (c)(f)	12,135	12,135
Gwinnett County School District Gen. Oblig. Participating VRDN Series BBT 08 38, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	8,365	8,365
Hall County Gainesville Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 G, 3.5% (Assured Guaranty Corp. Insured), VRDN (c)	29,525	29,525
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 0.52%, LOC Bank of America NA, VRDN (c)(f)	9,800	9,800
Kennesaw Dev. Auth. Multifamily Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.41%, LOC Freddie Mac, VRDN (c)(f)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.47%, LOC Freddie Mac, VRDN (c)(f)	15,555	15,555
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 0.6%, LOC Bank of America NA, VRDN (c)(f)	1,300	1,300
Muni. Elec. Auth. of Georgia:
(Combustion Turbine Proj.) Series 2008 B, 3%, LOC Bayerische Landesbank, VRDN (c)	21,950	21,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Muni. Elec. Auth. of Georgia: - continued
BAN:
Series 2009 A, 1.5% 5/25/10	$ 28,140	$ 28,387
Series A, 1.25% 5/7/10	31,900	32,018
Series 1985 B, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (c)	4,800	4,800
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.35%, LOC Fannie Mae, VRDN (c)(f)	8,915	8,915
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Walton Centennial Proj.) Series A, 0.45%, LOC Wachovia Bank NA, VRDN (c)(f)	19,200	19,200
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 2.27%, VRDN (c)(f)	57,400	57,400
(Kaolin Terminals, Inc. Proj.) 0.6%, LOC Bank of America NA, VRDN (c)(f)	27,971	27,971
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.43%, LOC Citibank NA, VRDN (c)(f)	11,290	11,290
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Enterprises, Inc. Proj.) Series 1996 A, 0.42%, LOC Harris NA, VRDN (c)	4,050	4,050
		879,464
Hawaii - 0.4%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev.:
Participating VRDN Series EGL 07 0034, 0.58% (Liquidity Facility Citibank NA) (c)(f)(g)	63,500	63,500
(Queen's Health Sys. Proj.) Series 2009 A, 0.25%, LOC Bank of America NA, VRDN (c)	19,335	19,335
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3396, 0.32% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,250	10,250
		93,085
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.):
Series 2009 A, 0.2%, LOC Wells Fargo Bank NA, VRDN (c)	4,000	4,000
Series 2009 B, 0.26%, LOC Harris NA, VRDN (c)	18,000	18,000
		22,000
Illinois - 4.3%
Aurora Single Family Mtg. Rev. Participating VRDN Series DB 616, 0.33% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	10,735	10,735
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 0.53%, LOC Bank of America NA, VRDN (c)(f)	$ 2,300	$ 2,300
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.46%, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 0.5%, LOC JPMorgan Chase Bank, VRDN (c)(f)	39,300	39,300
Chicago Board of Ed. Series 2009 A2, 0.29%, LOC Northern Trust Co., Chicago, VRDN (c)	5,900	5,900
Chicago Gen. Oblig.:
Bonds Series 2008, 0.7%, tender 10/7/09, LOC Harris NA (c)	20,000	20,000
Participating VRDN:
Series EGL 07 0059, 0.54% (Liquidity Facility Citibank NA) (c)(g)	48,500	48,500
Series ROC II R 745PB, 0.44% (Liquidity Facility Deutsche Postbank AG) (c)(g)	15,510	15,510
Chicago Indl. Dev. Rev. (Chicago Scenic Studios, Inc. Proj.) Series 2000, 0.79%, LOC Harris NA, VRDN (c)(f)	3,185	3,185
Chicago O'Hare Int'l. Arpt. Rev.:
Participating VRDN Series ROC II R 11517, 0.49% (Liquidity Facility Citibank NA) (c)(g)	17,555	17,555
Series 2005 C, 3%, LOC Landesbank Baden-Wuert, VRDN (c)	177,900	177,900
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev.:
(Lufthansa German Airlines Proj.) Series 2001, 0.45%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	43,770	43,770
(O'Hare Tech Ctr. II LLC Proj.) Series 2002, 0.6%, LOC Bank of America NA, VRDN (c)(f)	5,300	5,300
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.3%, LOC Harris NA, VRDN (c)	18,115	18,115
Series 2008 C3, 0.3%, LOC Northern Trust Co., Chicago, VRDN (c)	6,500	6,500
Chicago Wtr. Rev.:
Series 2004 A1, 0.23%, LOC California Pub. Employees' Retirement Sys., VRDN (c)	35,000	35,000
Series 2004 A2, 0.23%, LOC California Pub. Employees' Retirement Sys., VRDN (c)	39,900	39,900
Series 2004 A3, 0.23%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	4,225	4,225
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 0.49%, LOC JPMorgan Chase Bank, VRDN (c)(f)	19,580	19,580
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig. Series 2002 B, 0.38% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	$ 4,000	$ 4,000
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 0.64%, LOC Harris NA, VRDN (c)(f)	2,680	2,680
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1997, 1% tender 6/4/09, CP mode (f)	23,325	23,325
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Camcraft Proj.) Series 1993, 2.14%, LOC JPMorgan Chase Bank, VRDN (c)(f)	100	100
(Delta-Unibus Corp. Proj.) Series 2001, 0.65%, LOC Bank of America NA, VRDN (c)(f)	5,200	5,200
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 0.79%, LOC Harris NA, VRDN (c)(f)	904	904
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.79%, LOC Harris NA, VRDN (c)(f)	3,715	3,715
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.62%, LOC HSBC Bank USA, NA, VRDN (c)(f)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.45%, LOC JPMorgan Chase Bank, VRDN (c)(f)	8,000	8,000
Illinois Edl. Facilities Auth. Revs. (Chicago Children's Museum Proj.) Series 1994, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)	4,300	4,300
Illinois Fin. Auth. Indl. Dev. Rev. (Bohler Uddeholm Corp. Proj.) 0.49%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	10,000	10,000
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.):
Series 2008 D, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)	7,800	7,800
Series 2008 F, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)	10,100	10,100
Illinois Fin. Auth. Rev.:
Bonds (Advocate Health Care Proj.) Series 2008 A2, 0.75%, tender 2/5/10 (c)(h)	14,460	14,460
Participating VRDN:
Series BA 08 1137, 0.34% (Liquidity Facility Bank of America NA) (c)(g)	12,855	12,855
Series DB 601, 0.29% (Liquidity Facility Deutsche Bank AG) (c)(g)	15,220	15,220
Series Putters 3174, 0.32% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,620	15,620
Series Putters 3302, 0.32% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,120	6,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Participating VRDN:
Series Putters 3378, 0.32% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 11,200	$ 11,200
Series Putters 3435, 0.32% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,105	2,105
(Chicago Historical Society Proj.) Series 2006, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	7,900	7,900
(Chicago Symphony Orchestra Proj.) Series 2008, 1.5%, LOC RBS Citizens NA, VRDN (c)	36,000	36,000
(Children's Memorial Hosp. Proj.):
Series 2008 C, 0.19%, LOC JPMorgan Chase Bank, VRDN (c)	37,745	37,745
Series 2008 D, 0.33%, LOC JPMorgan Chase Bank, VRDN (c)	21,700	21,700
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.33%, LOC JPMorgan Chase Bank, VRDN (c)	28,400	28,400
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.18%, LOC Wells Fargo Bank NA, VRDN (c)	5,700	5,700
(Resurrection Health Care Sys. Proj.):
Series 2008 A, 0.55%, LOC Bank of America NA, VRDN (c)	35,735	35,735
Series 2008 B, 0.5%, LOC JPMorgan Chase Bank, VRDN (c)	18,700	18,700
(Rockford Mem. Hosp. Proj.) 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	10,300	10,300
(Saint Xavier Univ. Proj.) Series 2008, 0.35%, LOC Bank of America NA, VRDN (c)	5,000	5,000
Illinois Fin. Auth. Solid Waste Rev. (Republic Svcs., Inc. Proj.) Series 2004, 0.5%, LOC JPMorgan Chase Bank, VRDN (c)(f)	18,000	18,000
Illinois Gen. Oblig. Bonds Series 2006, 5% 1/1/10	15,735	16,093
Illinois Health Facilities Auth. Rev.:
(Memorial Health Sys. Proj.) Series 2003, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	24,300	24,300
(OSF Healthcare Sys. Proj.) Series 2001, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	25,925	25,925
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Prairie Station Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	17,900	17,900
(Valley View Apts. Proj.) 0.43%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	11,200	11,200
Illinois Int'l. Port District Facilities (Southdown, Inc. Proj.) Series 2000, 0.6%, LOC Wachovia Bank NA, VRDN (c)(f)	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev. Bonds (Illinois FIRST Proj.) Series 2001, 5.5% 6/15/09	$ 4,005	$ 4,012
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series Putters 3336, 0.32% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,335	5,335
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.5%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.47%, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 0.65%, LOC Harris NA, VRDN (c)(f)	2,565	2,565
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.5%, LOC Fannie Mae, VRDN (c)(f)	14,300	14,300
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	1,110	1,110
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)(f)	9,500	9,500
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)	9,500	9,500
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.35%, LOC Bank of America NA, VRDN (c)	7,205	7,205
		1,073,749
Indiana - 2.7%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 0.66%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	5,420	5,420
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 0.85%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,000	2,000
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.48%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	7,761	7,761
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.62%, VRDN (c)(f)	32,500	32,500
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.):
Series 2009 A2, 0.5%, LOC Bank of America NA, VRDN (c)(f)	13,100	13,100
Series 2009 A3, 0.5%, LOC Bank of America NA, VRDN (c)(f)	19,600	19,600
Series 2009 A4, 0.5%, LOC Bank of America NA, VRDN (c)(f)	52,500	52,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Envir. Rev.: - continued
(Duke Energy Indiana, Inc. Proj.):
Series 2009 A5, 0.51%, LOC Bank of America NA, VRDN (c)(f)	$ 23,400	$ 23,400
(Mittal Steel Co. Proj.) 0.5%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (c)(f)	34,750	34,750
(PSI Energy Proj.) Series A, 0.5%, LOC Barclays Bank PLC, VRDN (c)(f)	36,400	36,400
(PSI Energy, Inc. Proj.) Series B, 0.41%, LOC Calyon SA, VRDN (c)(f)	39,500	39,500
Series 2005, 0.32%, LOC Royal Bank of Scotland PLC, VRDN (c)	7,600	7,600
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)	20,000	20,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 0.45%, LOC JPMorgan Chase Bank, VRDN (c)(f)	6,250	6,250
Series 2002 B, 0.52%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,000	7,000
Indiana Fin. Auth. Health Sys. Rev.:
(Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 B, 0.26%, LOC JPMorgan Chase Bank, VRDN (c)	26,800	26,800
Series 2008 H, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	7,100	7,100
Series 2008 I, 0.2%, LOC Wells Fargo Bank NA, VRDN (c)	7,200	7,200
(Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	36,595	36,595
Indiana Fin. Auth. Hosp. Rev.:
(Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 C, 0.35%, LOC Bank of New York, New York, VRDN (c)	12,175	12,175
(Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.25%, LOC Branch Banking & Trust Co., VRDN (c)	4,420	4,420
Indiana Fin. Auth. Rev.:
(DePauw Univ. Proj.) Series 2008 B, 0.33%, LOC Harris NA, VRDN (c)	21,150	21,150
(Trinity Health Cr. Group Proj.) Series 2008 D2, 0.15%, VRDN (c)	21,250	21,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 0.39% (Liquidity Facility Citibank NA) (c)(g)	$ 7,115	$ 7,115
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2005 B3, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)(f)	29,600	29,600
Series 2006 A2, 0.31% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)(f)	21,800	21,800
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev.:
Participating VRDN Series Merlots 07 C52, 0.46% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	5,840	5,840
Series 2008 A2, 0.37% (Liquidity Facility Royal Bank of Canada), VRDN (c)(f)	21,250	21,250
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Putters 1204, 0.64% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	3,730	3,730
Indiana Trans. Fin. Auth. Hwy. Rev. Participating VRDN Series BA 08 1157, 0.34% (Liquidity Facility Bank of America NA) (c)(g)	7,500	7,500
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.43%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	6,245	6,245
Indianapolis Gas Util. Sys. Rev.:
1.2% 6/1/09, CP	25,000	25,000
1.25% 6/11/09, CP	25,000	25,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series Putters 2788, 0.32% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	18,230	18,230
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 0.6%, LOC Bank of America NA, VRDN (c)(f)	9,435	9,435
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2000, 0.35%, LOC Bank of America NA, VRDN (c)	7,155	7,155
Warrick County Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1985 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)	9,775	9,775
Whiting Envir. Facilities Rev. Bonds Series 2008, 1.15%, tender 6/1/09 (c)(f)(h)	32,000	32,000
Whitley County Ind. Econ. Dev. Rev. (Chromasource, Inc. Proj.) 1.39%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	1,970	1,970
		676,116
Iowa - 0.4%
Iowa Fin. Auth.:
Series 2003 F, 0.41% (Liquidity Facility Wells Fargo Bank NA), VRDN (c)(f)	12,585	12,585
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth.: - continued
Series 2005 C, 0.45% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	$ 12,000	$ 12,000
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) Series 2002, 0.3%, LOC KBC Bank NV, VRDN (c)	7,470	7,470
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.35%, VRDN (c)	13,325	13,325
Iowa Fin. Auth. Rev. (Museum of Art Foundation Proj.) Series 2003, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (c)	29,210	29,210
Iowa Fin. Auth. Single Family Rev.:
Participating VRDN Series Putters 1205, 0.64% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	3,560	3,560
(Mtg. Backed Securities Prog.) Series 2004 G, 0.4% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	15,500	15,500
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.35%, LOC Bank of America NA, VRDN (c)	6,300	6,300
		99,950
Kansas - 0.2%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.6%, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Kansas Dev. Fin. Auth. Lease Rev. (State of Kansas-Dept. of Administration-7th and Harrison State Office Bldg. Proj.) Series 2002 J2, 0.25% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (c)	19,600	19,600
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.43%, LOC Fannie Mae, VRDN (c)(f)	12,200	12,200
		56,900
Kentucky - 2.9%
Carroll County Envir. Facilities Rev.:
(Kentucky Utils. Co. Proj.):
Series 2006 B, 0.5%, LOC Commerzbank AG, VRDN (c)(f)	47,200	47,200
Series 2008 A, 0.5%, LOC Commerzbank AG, VRDN (c)(f)	70,347	70,347
Series 2004 A, 0.35%, LOC Commerzbank AG, VRDN (c)(f)	38,500	38,500
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.5%, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.9% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,770	4,770
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.9% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	$ 67,250	$ 67,250
Series 1993 B, 0.9% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	37,700	37,700
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.59%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	100	100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 3%, LOC JPMorgan Chase Bank, VRDN (c)(f)	270	270
Kenton County Arpt. Board Spl. Facilities Rev. Series 2003 A, 3.75%, VRDN (c)(f)	107,300	107,300
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.22%, LOC Branch Banking & Trust Co., VRDN (c)	8,000	8,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 0.35%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.33%, LOC Branch Banking & Trust Co., VRDN (c)	15,000	15,000
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) Series 2005, 0.5%, LOC JPMorgan Chase Bank, VRDN (c)(f)	12,000	12,000
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2008 A1, 0.5%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	135,225	135,225
Series 2008 A2, 0.5%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	41,700	41,700
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.6%, LOC Fannie Mae, VRDN (c)(f)	9,900	9,900
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Clipper 05 35, 0.51% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	9,000	9,000
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.45%, LOC Freddie Mac, VRDN (c)(f)	13,880	13,880
Kentucky Tpk. Auth. Resource Recovery Road Rev. Bonds Series 1985 A, 6% 7/1/09	28,000	28,040
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 0.63%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	6,000	6,000
Lexington-Fayette Urban County Arpt. Rev. Series 2008 A, 0.45%, LOC JPMorgan Chase Bank, VRDN (c)(f)	17,750	17,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Gen. Oblig. BAN Series A, 2.5% 12/1/09	$ 8,800	$ 8,861
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 B, 0.45% (United Parcel Svc. of America Guaranteed), VRDN (c)(f)	12,900	12,900
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.44%, LOC Commerzbank AG, VRDN (c)(f)	12,900	12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.52%, LOC Wachovia Bank NA, VRDN (c)(f)	6,000	6,000
		725,593
Louisiana - 1.0%
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.55% (ConocoPhillips Guaranteed), VRDN (c)(f)	34,100	34,100
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Eagle 06 0150, 0.54% (Liquidity Facility Citibank NA) (c)(g)	28,735	28,735
Series EGL 06 0137, 0.54% (Liquidity Facility Citibank NA) (c)(g)	11,550	11,550
Series EGL 06 30, 0.54% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	36,430	36,430
Series Putters 2378, 0.59% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	14,415	14,415
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series Clipper 05 11, 0.51% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	6,578	6,578
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 D, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	19,100	19,100
Series 2008 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	24,185	24,185
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.45%, VRDN (c)(f)	14,000	14,000
Series 2004, 0.45%, VRDN (c)(f)	6,250	6,250
(Christus Health Proj.):
Series 2008 D1, 0.22%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	9,300	9,300
Series 2008 D2, 0.27%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	6,750	6,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Port New Orleans Board Commerce Rev. 0.49%, LOC BNP Paribas SA, VRDN (c)(f)	$ 18,745	$ 18,745
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 0.4%, LOC Wachovia Bank NA, VRDN (c)(f)	22,000	22,000
		252,138
Maine - 0.4%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.6%, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.4%, LOC KBC Bank NV, VRDN (c)	42,200	42,200
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.46%, LOC Fannie Mae, VRDN (c)(f)	23,100	23,100
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.):
Series 1996, 0.6%, LOC Bank of America NA, VRDN (c)(f)	13,600	13,600
Series 2000, 0.8%, LOC Bank of America NA, VRDN (c)(f)	9,000	9,000
		112,900
Maryland - 1.5%
Baltimore County Gen. Oblig. Series 1995, 0.65% 8/13/09 (Liquidity Facility BNP Paribas SA), CP	13,000	13,000
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 3%, LOC RBS Citizens NA, VRDN (c)	24,600	24,600
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
(Barrington Apts. Proj.) Series A, 0.43%, LOC Fannie Mae, VRDN (c)(f)	6,150	6,150
(Parlane Apts. Proj.) Series 2001 C, 0.28%, LOC Fannie Mae, VRDN (c)(f)	3,400	3,400
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.35%, LOC Bank of America NA, VRDN (c)	16,140	16,140
Maryland Gen. Oblig. Bonds:
(State & Local Facilities Ln. Prog.) Second Series 2002 A, 5.5% 8/1/09	5,000	5,040
Second Series 1998, 5% 7/15/09	18,055	18,153
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.32%, LOC Bank of America NA, VRDN (c)	9,000	9,000
(Howard County Gen. Hosp. Proj.) Series 2008, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	8,000	8,000
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.3%, LOC Wachovia Bank NA, VRDN (c)	28,300	28,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 3%, LOC Citizens Bank of Pennsylvania, VRDN (c)	$ 22,300	$ 22,300
Series 2008 B, 0.35%, LOC Bank of America NA, VRDN (c)	20,250	20,250
Series 2008 C, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	5,000	5,000
(Upper Chesapeake Hosp. Proj.) Series 2008 B, 0.34%, LOC Branch Banking & Trust Co., VRDN (c)	11,480	11,480
(Villa Julie College, Inc. Proj.) Series 2005, 0.3%, LOC Bank of America NA, VRDN (c)	54,710	54,710
Series E:
0.55% 6/2/09, LOC Bank of America NA, CP	21,500	21,500
0.55% 6/5/09, LOC Bank of America NA, CP	21,500	21,500
0.6% 6/4/09, LOC Bank of America NA, CP	41,100	41,100
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 0.34%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	26,000	26,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series BA 08 1077, 0.64% (Liquidity Facility Bank of America NA) (c)(g)	5,055	5,055
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.35%, LOC Bank of America NA, VRDN (c)	7,900	7,900
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (The Grand Proj.) Series 1997 1, 0.3%, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000
Univ. Sys. of Maryland Rev. Bonds Series 2003 A, 0.55%, tender 6/1/10 (c)	5,560	5,560
		376,138
Massachusetts - 1.1%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 36, 0.39% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	11,835	11,835
Massachusetts Participating VRDN Series Clipper 06 11, 0.42% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	59,605	59,605
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 1.25% tender 6/5/09, CP mode (f)	21,600	21,600
Massachusetts Dev. Fin. Agcy. Rev. (Babson College Proj.) Series 2008 A, 3%, LOC RBS Citizens NA, VRDN (c)	8,700	8,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.:
Participating VRDN:
Series Clipper 07 39, 0.42% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	$ 11,000	$ 11,000
Series DCL 08 42, 1% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	3,000	3,000
Series 2001 C, 0.26% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	43,265	43,265
Massachusetts Health & Edl. Facilities Auth. Rev. (Pool Ln. Prog.) Series 2006 M3C, 4.4%, LOC RBS Citizens NA, VRDN (c)	12,665	12,665
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A, 1.25% tender 6/5/09, CP mode	20,000	20,000
Series 1993 B, 1.85% tender 6/25/09, CP mode	17,250	17,250
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.53% (Liquidity Facility Citibank NA) (c)(g)	11,000	11,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 1.75% tender 6/25/09, CP mode (f)	1,000	1,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2008 C, 1.8% (Liquidity Facility Bayerische Landesbank), VRDN (c)	40,700	40,700
Series 2008 D, 1.8% (Liquidity Facility Bayerische Landesbank), VRDN (c)	7,600	7,600
Series 2008 F, 0.18% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (c)	10,000	10,000
		279,220
Michigan - 1.5%
Grand Valley Michigan State Univ. Rev.:
Series 2005, 3%, LOC RBS Citizens NA, VRDN (c)	20,000	20,000
Series 2008 B:
3%, LOC RBS Citizens NA, VRDN (c)	9,915	9,915
3%, LOC RBS Citizens NA, VRDN (c)	9,800	9,800
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B1, 2.65%, LOC RBS Citizens NA, VRDN (c)	44,200	44,200
Michigan Bldg. Auth. Rev.:
Series 2007 I, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	6,900	6,900
Series 5, 0.7% 6/4/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	6,640	6,640
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2006 C, 2.65%, LOC RBS Citizens NA, VRDN (c)	$ 27,500	$ 27,500
Series 2008 C:
0.5% 8/6/09, CP	23,300	23,300
0.55% 8/11/09, CP	46,600	46,600
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
Bonds Series 1988 A, 0.6% tender 6/4/09, LOC Landesbank Hessen-Thuringen, CP mode (f)	9,000	9,000
(Lexington Place Apts. Proj.) Series 1999 A, 0.45%, LOC Bank of America NA, VRDN (c)(f)	7,520	7,520
Michigan State Univ. Revs. 0.2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	3,000	3,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.) 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	11,000	11,000
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 3%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	147,250	147,250
Series 2008 E, 0.5%, LOC JPMorgan Chase Bank, VRDN (c)(f)	6,265	6,265
Series 2008 F, 0.41%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,000	7,000
		385,890
Minnesota - 0.5%
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev.:
(Brentwood Hills Apts. Proj.) Series A, 0.45%, LOC Bank of America NA, VRDN (c)(f)	22,195	22,195
(Regatta Commons Proj.) Series A, 0.49%, LOC Bank of America NA, VRDN (c)(f)	25,155	25,155
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.49%, LOC Fannie Mae, VRDN (c)(f)	6,125	6,125
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.43%, LOC Fannie Mae, VRDN (c)(f)	9,800	9,800
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 C, 0.2%, LOC Wells Fargo Bank NA, VRDN (c)	5,800	5,800
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 0.53%, LOC Bank of America NA, VRDN (c)(f)	3,710	3,710
Minnesota Hsg. Fin. Agcy.:
Participating VRDN:
Series Putters 1207, 0.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	2,790	2,790
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Hsg. Fin. Agcy.: - continued
Participating VRDN:
Series Putters 1552, 0.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	$ 1,585	$ 1,585
(Minnesota Residential Hsg. Fin. Proj.) Series I, 0.41% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	6,200	6,200
Minnesota Office of Higher Ed. Series 2008 B, 0.44%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	9,300	9,300
Richfield Multi-family Hsg. Rev. (Lynwood Partners LLC Proj.) 0.49%, LOC Bank of America NA, VRDN (c)(f)	15,445	15,445
Saint Paul Hsg. & Redev. Auth. Rev. (River Pointe Lofts Proj.) Series 2007 A, 0.49%, LOC Bank of America NA, VRDN (c)(f)	16,885	16,885
		124,990
Mississippi - 0.5%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 0.33%, VRDN (c)(f)	18,100	18,100
Mississippi Bus. Fin. Corp. Bonds (Chevron USA, Inc. Proj.) Series 2007 C, 0.65%, tender 8/3/09 (Chevron Corp. Guaranteed) (c)	27,000	27,000
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 0.5%, LOC JPMorgan Chase Bank, VRDN (c)(f)	25,000	25,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.52%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Mississippi Dev. Bank Spl. Oblig. (East Mississippi Correctional Facility Proj.) Series 2008 B, 0.35%, LOC Bank of America NA, VRDN (c)	12,000	12,000
Mississippi Gen. Oblig. Series 2007, 0.35% (Liquidity Facility Bank of America NA), VRDN (c)	24,200	24,200
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.55%, LOC Wachovia Bank NA, VRDN (c)(f)	7,700	7,700
		119,000
Missouri - 1.3%
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	12,800	12,800
Jefferson County Indl. Dev. Auth. Multi-family Hsg. Rev. (Pevely Pointe Apts. Proj.) 0.54%, LOC Freddie Mac, VRDN (c)(f)	13,900	13,900
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.) Series A, 0.25%, VRDN (c)	9,400	9,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 0.48%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 7,300	$ 7,300
Missouri Gen. Oblig. Ctfs. of Prtn. Bonds Series 2005 A, 5% 6/1/09	4,470	4,470
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series BBT 08 39, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	10,000	10,000
(Lutheran High School Assoc. Proj.) Series 2002, 0.65%, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,100	4,100
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds 0.65% tender 7/7/09, LOC Bank of Nova Scotia, New York Agcy., CP mode	13,000	13,000
Participating VRDN Series Putters 2587, 0.32% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,955	7,955
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 1990 B, 0.601%, LOC Bank of America NA, VRDN (c)(f)	36,900	36,900
Series 2008 A1, 0.5%, LOC Bank of America NA, VRDN (c)(f)	37,500	37,500
Series 2008 A2, 0.5%, LOC Bank of America NA, VRDN (c)(f)	102,700	102,700
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series BA 02 K, 0.59% (Liquidity Facility Bank of America NA) (c)(f)(g)	2,715	2,715
Series Clipper 05 14, 0.54% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	18,889	18,889
Series Putters 1208, 0.64% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	2,955	2,955
Series Putters 1514, 0.64% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	1,985	1,985
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.45%, LOC Fannie Mae, VRDN (c)(f)	28,300	28,300
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.):
Series 2001 A, 0.49%, LOC Bank of America NA, VRDN (c)(f)	4,500	4,500
Series B, 0.49%, LOC Bank of America NA, VRDN (c)(f)	4,250	4,250
		323,619
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Montana - 0.1%
Montana Board of Hsg. Participating VRDN:
Series Clipper 2006 2, 0.51% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	$ 12,300	$ 12,300
Series Merlots 02 A19, 0.46% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	1,950	1,950
		14,250
Nebraska - 1.3%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.55%, LOC Bank of America NA, VRDN (c)(f)	8,600	8,600
Lincoln Elec. Sys. Rev. Series 2005, 0.6% 8/7/09, CP	28,000	28,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Putters 1352, 0.47% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	4,950	4,950
Series 2001 E, 0.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	10,130	10,130
Series 2002 F, 0.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	14,350	14,350
Series 2003 B, 0.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	8,000	8,000
Series 2003 E, 0.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	6,730	6,730
Series 2004 B, 0.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	3,925	3,925
Series 2004 G, 0.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	7,485	7,485
Series 2005 B, 0.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	12,595	12,595
Series 2005 D, 0.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	16,805	16,805
Series 2006 B, 0.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	15,715	15,715
Series 2006 G, 0.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	8,805	8,805
Series 2007 B, 0.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	35,200	35,200
Series 2007 D, 0.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)(f)	1,415	1,415
Series 2007 F, 0.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	24,225	24,225
Series 2007 H, 0.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	47,015	47,015
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: - continued
Series 2008 D, 0.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	$ 12,500	$ 12,500
Series 2008 H, 0.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	13,820	13,820
Nebraska Pub. Pwr. District Rev. Series A:
0.62% 8/5/09, CP	10,000	10,000
0.65% 7/7/09, CP	21,100	21,100
Omaha Gen. Oblig. Participating VRDN Series EGL 04 10 Class A, 0.39% (Liquidity Facility Citibank NA) (c)(g)	21,065	21,065
		332,430
Nevada - 3.2%
Clark County Arpt. Rev.:
Series 2008 C1, 3%, LOC Bayerische Landesbank, VRDN (c)(f)	104,300	104,300
Series 2008 C2, 1.8%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	56,050	56,050
Series 2008 C3, 3%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	64,550	64,550
Series 2008 D1, 3%, LOC Landesbank Baden-Wuert, VRDN (c)	15,800	15,800
Series 2008 D2, 3%, LOC Landesbank Baden-Wuert, VRDN (c)	65,205	65,205
Series 2008 D3, 3%, LOC Bayerische Landesbank, VRDN (c)	28,700	28,700
Clark County Fuel Tax:
Participating VRDN Series Putters 3158, 0.32% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	32,110	32,110
Participating VRDN Series BA 08 1171, 0.34% (Liquidity Facility Bank of America NA) (c)(g)	11,135	11,135
Series 2008 A:
0.5% 9/10/09, LOC BNP Paribas SA, CP	2,400	2,400
0.53% 7/2/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
Clark County Hwy. Impt. Rev. Bonds Series 2007, 5% 7/1/09	9,590	9,620
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 0.5%, LOC Bank of America NA, VRDN (c)(f)	6,000	6,000
Series 2008 A, 0.5%, LOC JPMorgan Chase Bank, VRDN (c)	50,000	50,000
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt.:
Series 2005 A1, 3%, LOC Bayerische Landesbank, VRDN (c)(f)	117,500	117,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt.: - continued
Series 2005 A2, 3%, LOC Bayerische Landesbank, VRDN (c)(f)	$ 120,200	$ 120,200
Clark County School District:
Bonds:
(Bldg. Proj.) Series 2005 C, 5% 6/15/09	5,310	5,318
Series 2001 F, 5% 6/15/09	3,495	3,500
Series D, 5% 6/15/09	13,890	13,910
Participating VRDN Series BA 08 1153, 0.34% (Liquidity Facility Bank of America NA) (c)(g)	32,600	32,600
Nevada Dept. of Bus. & Industry (LVE Energy Partners LLC Proj.) 0.5%, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	29,700	29,700
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.43%, LOC Fannie Mae, VRDN (c)(f)	7,410	7,410
Reno Cap. Impt. Rev. Series 2005 A, 0.32%, LOC Bank of America NA, VRDN (c)	13,500	13,500
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 0.3% (Liquidity Facility Societe Generale) (c)(g)	22,655	22,655
		814,163
New Hampshire - 0.8%
Manchester Arpt. Rev. Series 2008, 2.35%, LOC RBS Citizens NA, VRDN (c)(f)	25,380	25,380
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. of New Hampshire, Inc. Proj.) 0.45%, LOC Wachovia Bank NA, VRDN (c)(f)	20,000	20,000
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.6%, LOC Bank of America NA, VRDN (c)(f)	4,500	4,500
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 1.65% tender 6/4/09, CP mode (f)	20,000	20,000
Series 1990 B:
1.7% tender 6/4/09, CP mode	40,600	40,600
1.85% tender 6/25/09, CP mode	10,000	10,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.35%, LOC Wachovia Bank NA, VRDN (c)	13,515	13,515
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 0.9%, LOC HSBC Bank USA, NA, VRDN (c)(f)	2,450	2,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev.:
(Lonza Biologics, Inc. Proj.) Series 2005, 0.51%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	$ 25,000	$ 25,000
(Lonza Biologies, Inc. Proj.) Series 1998, 0.51%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	20,000	20,000
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.3%, LOC Fannie Mae, VRDN (c)(f)	16,300	16,300
		197,745
New Jersey - 0.6%
East Brunswick Township Gen. Oblig. BAN 3.5% 1/8/10	9,246	9,373
New Jersey Gen. Oblig. TRAN Series 2009 A, 3% 6/25/09	153,525	153,662
		163,035
New Mexico - 1.4%
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 0.62%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,785	1,785
New Mexico Edl. Assistance Foundation:
Series 2008 A1, 0.5%, LOC Bank of America NA, VRDN (c)(f)	193,000	193,000
Series 2008 A2, 0.45%, LOC Royal Bank of Canada, VRDN (c)(f)	37,000	37,000
Series 2008 A3, 0.48%, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	41,275	41,275
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A2, 0.25%, LOC UBS AG, VRDN (c)	32,000	32,000
Series 2008 B2, 0.26%, LOC UBS AG, VRDN (c)	26,000	26,000
Univ. of New Mexico Univ. Revs. Participating VRDN Series Putters 2533, 0.59% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,990	9,990
		341,050
New York - 6.2%
Nassau County Interim Fin. Auth. Series 2008 B, 0.23% (Liquidity Facility KBC Bank NV), VRDN (c)	52,000	52,000
New York City Gen. Oblig.:
Participating VRDN Series Putters 3196, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,425	8,425
Series 1995 B8, 0.25%, LOC Bayerische Landesbank Girozentrale, VRDN (c)	7,500	7,500
Series 2004 H1, 0.25%, LOC Bank of New York, New York, VRDN (c)	15,800	15,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 J11, 0.28% (Liquidity Facility KBC Bank NV), VRDN (c)	$ 45,700	$ 45,700
Series 2008 J7, 3%, LOC Landesbank Baden-Wuert, VRDN (c)	21,850	21,850
Series 2008 J9, 0.19% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (c)	12,500	12,500
Series 2009 B3, 0.17% (Liquidity Facility TD Banknorth, NA), VRDN (c)	42,500	42,500
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 3%, LOC RBS Citizens NA, VRDN (c)	45,235	45,235
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(270 East Burnside Avenue Apts.) Series A, 0.18%, LOC Fannie Mae, VRDN (c)(f)	6,400	6,400
(Brookhaven Apts. Proj.) Series A, 0.4%, LOC Citibank NA, VRDN (c)(f)	3,500	3,500
(Courtland Avenue Apts. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (c)(f)	7,905	7,905
(Related-Upper East Proj.) Series A, 0.4%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	5,400	5,400
(State Renaissance Court Proj.) Series A, 0.25%, LOC Freddie Mac, VRDN (c)(f)	8,700	8,700
(Thessalonica Court Apts. Proj.) Series A, 0.4%, LOC Citibank NA, VRDN (c)(f)	13,800	13,800
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 West Street Proj.) Series 2006 A, 0.18%, LOC Fannie Mae, VRDN (c)	20,000	20,000
(Brittany Dev. Proj.) Series A, 0.35%, LOC Fannie Mae, VRDN (c)(f)	8,000	8,000
(One Columbus Place Dev. Proj.) Series A, 0.35%, LOC Fannie Mae, VRDN (c)(f)	28,915	28,915
(West 43rd Street Proj.) Series 1999 A, 0.35%, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
(West 61st Street Apts. Proj.) Series 2007 A, 0.28%, LOC Fannie Mae, VRDN (c)(f)	39,000	39,000
(West End Towers Proj.) Series 2004 A, 0.35%, LOC Fannie Mae, VRDN (c)(f)	11,000	11,000
(Westport Dev. Proj.) Series 2004 A, 0.35%, LOC Fannie Mae, VRDN (c)(f)	61,000	61,000
Series 2001 A, 0.35%, LOC Fannie Mae, VRDN (c)(f)	30,595	30,595
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 06 74 Class A, 0.38% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	$ 7,045	$ 7,045
Series Putters 2559, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,775	1,775
Series Putters 3156, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	13,280	13,280
Series Putters 3200, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,995	9,995
Series 2000 C, 0.41% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	9,700	9,700
Series 2001 F1, 0.75% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	18,500	18,500
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN Series Putters 2535, 0.59% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,295	7,295
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 07 0019, 0.38% (Liquidity Facility Citibank NA) (c)(g)	7,865	7,865
Series EGL 07 0024, 0.38% (Liquidity Facility Citibank NA) (c)(g)	22,785	22,785
Series 2003 1D, 0.25% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,500	4,500
New York Dorm. Auth. Revs. (City Univ. Proj.) Series 2008 D, 0.25%, LOC TD Banknorth, NA, VRDN (c)	15,000	15,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3105, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,345	11,345
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.) Series 1999 A, 0.35%, LOC Fannie Mae, VRDN (c)(f)	52,850	52,850
(125 West 31st Street Proj.) Series 2005 A, 0.28%, LOC Fannie Mae, VRDN (c)(f)	20,000	20,000
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.35%, LOC Fannie Mae, VRDN (c)(f)	8,000	8,000
Series 2001 A, 0.35%, LOC Fannie Mae, VRDN (c)(f)	2,400	2,400
(1500 Lexington Avenue Proj.) Series A, 0.35%, LOC Fannie Mae, VRDN (c)(f)	18,125	18,125
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.35%, LOC Fannie Mae, VRDN (c)(f)	20,000	20,000
(316 Eleventh Ave. Hsg. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (c)(f)	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(350 West 43rd Street Hsg. Proj.) Series 2001 A, 0.45%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	$ 4,000	$ 4,000
(42nd and 10th Hsg. Proj.) Series 2008 A, 0.85%, LOC Landesbank Baden-Wuert, VRDN (c)	16,000	16,000
(455 West 37th Street Hsg. Proj.) Series A, 0.45%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	15,000	15,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.35%, LOC Fannie Mae, VRDN (c)(f)	105,400	105,400
(750 Sixth Avenue Hsg. Proj.) Series 1999 A, 0.28%, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(88 Leonard Street Proj.) Series 2005 A, 0.45%, LOC Landesbank Hessen-Thuringen, VRDN (c)	60,600	60,600
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.25%, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.25%, LOC Freddie Mac, VRDN (c)(f)	7,100	7,100
(Biltmore Tower Hsg. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (c)(f)	43,300	43,300
(Bowery Place Hsg. Proj.) Series 2006 A, 0.35%, LOC Bank of America NA, VRDN (c)(f)	2,300	2,300
(Chelsea Apts. Proj.) Series A, 0.35%, LOC Fannie Mae, VRDN (c)(f)	29,330	29,330
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.28%, LOC Freddie Mac, VRDN (c)(f)	11,000	11,000
(East 39th Street Hsg. Proj.):
Series 1999 A, 0.28%, LOC Fannie Mae, VRDN (c)(f)	10,700	10,700
Series 2000 A, 0.28%, LOC Fannie Mae, VRDN (c)(f)	31,500	31,500
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.35%, LOC Fannie Mae, VRDN (c)(f)	11,000	11,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.2%, LOC Freddie Mac, VRDN (c)(f)	8,800	8,800
(Related-42nd & 10th Street Proj.) Series 2007 A, 0.75%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	34,100	34,100
(South Cove Plaza Proj.) Series A, 0.35%, LOC Freddie Mac, VRDN (c)(f)	12,700	12,700
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 0.28%, LOC Freddie Mac, VRDN (c)(f)	49,000	49,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.28%, LOC Freddie Mac, VRDN (c)(f)	50,000	50,000
(Tribeca Park Proj.) Series 1997 A, 0.28%, LOC Fannie Mae, VRDN (c)(f)	28,800	28,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(West 20th Street Proj.) Series A, 0.25%, LOC Fannie Mae, VRDN (c)(f)	$ 3,855	$ 3,855
(West 23rd Street Hsg. Proj.) 0.35%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(West 33rd Street Hsg. Proj.) Series A, 0.35%, LOC Fannie Mae, VRDN (c)(f)	8,200	8,200
(West 38th Street Hsg. Proj.) Series A, 0.35%, LOC Fannie Mae, VRDN (c)(f)	29,200	29,200
(Worth Street Hsg. Proj.) Series A:
0.28%, LOC Fannie Mae, VRDN (c)(f)	24,600	24,600
0.28%, LOC Fannie Mae, VRDN (c)(f)	9,300	9,300
New York Hsg. Fin. Svc. Contract Rev. Series 2003 D, 0.35%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	14,100	14,100
New York Local Govt. Assistance Corp. Series 2008 BDV, 0.2% (Liquidity Facility Royal Bank of Canada), VRDN (c)	10,155	10,155
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D1, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (c)	45,000	45,000
Series A:
0.45% 6/10/09, LOC ABN-AMRO Bank NV, CP	15,000	15,000
0.6% 6/4/09, LOC ABN-AMRO Bank NV, CP	20,000	20,000
Series C, 1% 6/3/09, LOC ABN-AMRO Bank NV, CP	14,900	14,900
New York Pwr. Auth. Series 1, 0.57% 9/10/09, CP	28,000	28,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series 2004 C1, 0.4%, LOC Citibank NA, VRDN (c)(f)	11,100	11,100
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series Putters 3093, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,650	6,650
		1,564,275
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.47% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	151,450	151,450
North Carolina - 4.2%
Charlotte Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.35%, LOC Bank of America NA, VRDN (c)	14,100	14,100
Charlotte Gen. Oblig. Series 2007, 0.35% (Liquidity Facility KBC Bank NV), VRDN (c)	7,895	7,895
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte Wtr. & Swr. Sys. Rev.:
Series 2004, 0.45% 7/29/09 (Liquidity Facility Wachovia Bank NA), CP	$ 11,000	$ 11,000
Series 2006 B, 0.3% (Liquidity Facility Wachovia Bank NA), VRDN (c)	58,100	58,100
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 1.1%, VRDN (c)(f)	20,000	20,000
Greensboro Combined Enterprise Sys. Rev. Series 2009 B, 0.35% (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
Mecklenburg County Multi-family Hsg. Rev. (Sycamore Green Apts. Proj.) 0.6%, LOC Bank of America NA, VRDN (c)(f)	6,040	6,040
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.2%, LOC RBC Centura Bank, Rocky Mount, VRDN (c)	4,500	4,500
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Mars Hill College Proj.) Series 2006, 0.3%, LOC Wachovia Bank NA, VRDN (c)	17,385	17,385
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 06 0139, 0.39% (Liquidity Facility Citibank NA) (c)(g)	2,900	2,900
Series EGL 06 12, 0.39% (Liquidity Facility Citibank NA) (c)(g)	12,000	12,000
Series EGL 07 0016, 0.39% (Liquidity Facility Citibank NA) (c)(g)	48,000	48,000
Series EGL 7050060, 0.39% (Liquidity Facility Citibank NA) (c)(g)	23,150	23,150
Series Putters 3334, 0.32% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,500	5,500
Series Putters 4640, 0.42% (Liquidity Facility Deutsche Postbank AG) (c)(g)	15,585	15,585
(Duke Energy Corp. Proj.):
Series 2006 A, 0.6%, LOC Wachovia Bank NA, VRDN (c)(f)	58,800	58,800
Series 2006 B, 0.4%, LOC Wachovia Bank NA, VRDN (c)(f)	53,300	53,300
Series 2008 A, 0.35%, LOC Wells Fargo Bank NA, VRDN (c)(f)	22,700	22,700
Series 2008 B, 0.5%, LOC Wells Fargo Bank NA, VRDN (c)(f)	37,000	37,000
(Elon Univ. Proj.) Series 2006, 0.35%, LOC Bank of America NA, VRDN (c)	5,120	5,120
Series 2008 A, 0.45%, LOC Bank of America NA, VRDN (c)(f)	13,325	13,325
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series 2003 A, 0.3%, LOC Wachovia Bank NA, VRDN (c)	$ 10,000	$ 10,000
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.35%, LOC Bank of America NA, VRDN (c)	750	750
North Carolina Gen. Oblig. Series 2002 E, 0.35% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	14,855	14,855
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series Clipper 05 8, 0.51% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	19,825	19,825
Series Merlots 06 B12, 0.46% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	34,425	34,425
Series Putters 1553, 0.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	3,345	3,345
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series BA 08 1073, 0.64% (Liquidity Facility Bank of America NA) (c)(g)	9,760	9,760
North Carolina Med. Care Cmnty. Health Participating VRDN Series BA 08 3509, 0.64% (Liquidity Facility Bank of America NA) (c)(g)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.):
Series 2008 A1, 0.32%, LOC Branch Banking & Trust Co., VRDN (c)	76,000	76,000
Series 2008 A2, 0.32%, LOC Branch Banking & Trust Co., VRDN (c)	72,600	72,600
(Friends Homes, Inc. Proj.) Series 2003, 0.35%, LOC Bank of America NA, VRDN (c)	13,105	13,105
(Univ. Health Systems of Eastern Carolina):
Series 2008 A2, 0.35%, LOC Bank of America NA, VRDN (c)	11,270	11,270
Series 2008 B1, 0.22%, LOC Branch Banking & Trust Co., VRDN (c)	6,120	6,120
(Wake Forest Univ. Proj.) Series 2008 C, 0.35%, LOC Bank of America NA, VRDN (c)	5,100	5,100
(WakeMed Proj.) Series 2009 B, 0.3%, LOC Wachovia Bank NA, VRDN (c)	9,400	9,400
North Carolina Med. Care Commission Hosp. Rev. Series 2007, 0.28%, LOC Wachovia Bank NA, VRDN (c)	7,460	7,460
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Retirement Facilities Rev. (Carolina Village Proj.) Series 2008 B, 0.43%, LOC Wells Fargo Bank NA, VRDN (c)	$ 10,000	$ 10,000
North Carolina State Ed. Assistance Auth. Student Ln. Rev.:
Series 2008 2A1, 0.44%, LOC Royal Bank of Canada, VRDN (c)(f)	40,000	40,000
Series 2008 3A2, 0.5%, LOC Bank of America NA, VRDN (c)(f)	38,100	38,100
Series 2008 A2, 0.44%, LOC Royal Bank of Canada, VRDN (c)(f)	3,855	3,855
Series 2008-5, 0.43%, LOC Branch Banking & Trust Co., VRDN (c)(f)	16,400	16,400
Orange Wtr. & Swr. Auth. Series 2004 B, 0.35% (Liquidity Facility Bank of America NA), VRDN (c)	950	950
Piedmont Triad Arpt. Auth.:
Series 2008 A, 0.35%, LOC Branch Banking & Trust Co., VRDN (c)	4,300	4,300
Series 2008 B, 0.6%, LOC Branch Banking & Trust Co., VRDN (c)(f)	5,900	5,900
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series ROC II R 645, 0.39% (Liquidity Facility Citibank NA) (c)(g)	12,800	12,800
Raleigh Ctfs. of Prtn. Bonds (Governmental Facilities Proj.) Series 2008, 3% 11/25/09	14,000	14,114
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.6%, LOC Wachovia Bank NA, VRDN (c)(f)	6,100	6,100
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.4%, LOC Wachovia Bank NA, VRDN (c)(f)	30,855	30,855
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.6%, LOC Wachovia Bank NA, VRDN (c)(f)	4,300	4,300
Wake County Gen. Oblig.:
BAN Series 2008, 3.5% 10/15/09	109,400	110,121
Series 2007 B, 0.32%, VRDN (c)	4,150	4,150
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev. Rev. (Carolina Indl. LLC Proj.) Series 1997, 0.79%, LOC Harris NA, VRDN (c)(f)	975	975
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, 0.34% (Liquidity Facility Branch Banking & Trust Co.), VRDN (c)	11,500	11,500
		1,058,835
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.5%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008 A2, 0.33% (Assured Guaranty Corp. Insured), VRDN (c)	$ 6,550	$ 6,550
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.49%, LOC Bank of America NA, VRDN (c)(f)	58,000	58,000
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.53%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	3,305	3,305
North Dakota Hsg. Fin. Agcy. Rev. (Home Mtg. Fin. Prog.):
Series 2004 C, 0.44% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	17,735	17,735
Series 2005 A, 0.44% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	19,600	19,600
Series 2008 A, 0.44% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	13,700	13,700
		118,890
Ohio - 3.8%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.2%, LOC JPMorgan Chase Bank, VRDN (c)	68,925	68,925
American Muni. Pwr. Series 2008 A, 0.55% 6/5/09, LOC JPMorgan Chase Bank, CP	15,307	15,307
Cleveland Arpt. Sys. Rev.:
Series 2008 B, 0.4%, LOC Wachovia Bank NA, VRDN (c)(f)	26,490	26,490
Series 2008 E, 0.5%, LOC KBC Bank NV, VRDN (c)(f)	1,300	1,300
Cleveland Wtrwks. Rev. Series 2008 Q, 0.35%, LOC Bank of America NA, VRDN (c)	16,100	16,100
Columbus Gen. Oblig. Bonds Series 2005 D, 5% 12/15/09	4,000	4,085
Columbus Swr. Rev. Participating VRDN Series BBT 08 13, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	12,445	12,445
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 0.39%, LOC Bank of New York, New York, VRDN (c)	6,300	6,300
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 3.5%, VRDN (c)(f)	77,800	77,800
Series 2007 C, 3.5%, VRDN (c)(f)	72,800	72,800
Delaware Gen. Oblig. BAN (Swr. Sys. Impt. Proj.) 3.5% 12/9/09	15,000	15,176
Franklin County Health Care Facilities Rev. (Friendship Villiage of Dublin, Ohio, Inc. Proj.) Series 2004 A, 0.32%, LOC Bank of America NA, VRDN (c)	10,960	10,960
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	$ 5,300	$ 5,300
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	6,115	6,115
Series 2000, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)	4,400	4,400
Series 2007 N, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.2%, LOC JPMorgan Chase Bank, VRDN (c)	7,930	7,930
Hamilton Gen. Oblig. BAN 2% 9/10/09	13,000	13,000
Lancaster Port Auth. Gas Rev. 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (c)	50,100	50,100
Miamisburg City School District BAN Series 2008, 3.5% 7/28/09	12,300	12,312
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.):
Series 2008 A, 0.2%, LOC JPMorgan Chase Bank, VRDN (c)	13,750	13,750
Series 2008 B, 0.2%, LOC JPMorgan Chase Bank, VRDN (c)	30,000	30,000
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2004 B1, 0.23% (Liquidity Facility Bank of New York, New York), VRDN (c)	5,200	5,200
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 1%, VRDN (c)	13,700	13,700
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, 0.4%, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,000	3,000
(FirstEnergy Corp. Proj.) Series A, 0.28%, LOC Barclays Bank PLC, VRDN (c)(f)	1,000	1,000
Ohio Gen. Oblig. (Common Schools Proj.) Series 2006 B, 0.15%, VRDN (c)	2,100	2,100
Ohio Higher Edl. Facility Commission Hosp. Rev.:
Series 2008 B5:
0.53% 6/1/09, CP	18,650	18,650
0.55% 12/1/09, CP	10,000	10,000
Series 2008 B6:
0.55% 12/1/09, CP	8,800	8,800
0.6% 7/28/09, CP	12,700	12,700
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2001 A, 0.75%, VRDN (c)	7,200	7,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Ohio Northern Univ. Proj.) Series 2008 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	$ 16,300	$ 16,300
(Univ. Hosp. Health Sys. Proj.):
Series 2008 C, 0.23%, LOC Wells Fargo Bank NA, VRDN (c)	14,650	14,650
Series 2008 D, 0.2%, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series Putters 1334, 0.64% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	1,905	1,905
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.38% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	26,500	26,500
Series 2005 B2, 0.3% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	8,575	8,575
Series 2005 F, 0.3% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	28,710	28,710
Series H, 0.33% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	26,630	26,630
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Club at Spring Valley Apts. Proj.) Series 1996 A, 3.15%, LOC RBS Citizens NA, VRDN (c)(f)	3,800	3,800
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 J, 0.33% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	58,000	58,000
Series 2006 N, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	27,000	27,000
Series 2007 J, 0.38% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	31,000	31,000
Series 2008 B, 0.35% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	10,400	10,400
Ohio Major New State Infrastructure Proj. Rev. Bonds Series 2008-1, 3% 6/15/09	18,450	18,458
Ohio Solid Waste Rev. (Republic Svcs., Inc. Proj.) 0.4%, LOC JPMorgan Chase Bank, VRDN (c)(f)	30,000	30,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.6%, LOC Bank of America NA, VRDN (c)(f)	8,100	8,100
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series A, 0.29%, LOC Barclays Bank PLC, VRDN (c)(f)	7,000	7,000
Ohio Wtr. Dev. Auth. Rev. Bonds (Fresh Wtr. Impt. Proj.) Series 2009 A, 2% 12/1/09	8,195	8,254
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.42%, LOC JPMorgan Chase Bank, VRDN (c)	$ 22,900	$ 22,900
Univ. of Toledo Gen. Receipts Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	37,450	37,450
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 3%, LOC RBS Citizens NA, VRDN (c)	8,000	8,000
		960,577
Oklahoma - 0.8%
Oklahoma City Indl. and Cultural Facilities Trust Edl. Facility Rev. (Oklahoma City Univ. Proj.) Series 2006, 0.35%, LOC Bank of America NA, VRDN (c)	6,780	6,780
Oklahoma Dev. Fin. Auth. Rev.:
(ConocoPhillips Co. Proj.):
Series 2002 B, 0.4%, VRDN (c)(f)	2,500	2,500
Series 2002, 0.4%, VRDN (c)(f)	10,000	10,000
(Integris Health Group Proj.) Series 2007 A3, 0.35% (Assured Guaranty Corp. Insured), VRDN (c)	15,900	15,900
(Shawnee Fdg. LP Proj.) Series 1996, 0.52%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)(f)	4,700	4,700
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 04 3, 0.51% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	26,313	26,313
Series Putters 1380, 0.64% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	7,360	7,360
Oklahoma Student Ln. Auth. Rev. Series 2008 A1, 0.5%, LOC Bank of America NA, VRDN (c)(f)	117,700	117,700
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.45%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	10,120	10,120
		201,373
Oregon - 1.5%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 E:
0.6% tender 8/5/09, CP mode	14,000	14,000
0.62% tender 7/13/09, CP mode	8,000	8,000
Series D, 0.75% tender 7/8/09, CP mode	12,500	12,500
Series F, 0.6% tender 8/4/09, CP mode	10,000	10,000
Medford Hosp. Facilities Auth. Rev. (Asante Health Sys. Proj.) Series 2008, 0.35%, LOC Bank of America NA, VRDN (c)	24,175	24,175
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.4%, LOC Bank of Scotland PLC, VRDN (c)	$ 135,565	$ 135,565
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.69%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	2,900	2,900
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Series 2008 D, 0.2%, LOC Wells Fargo Bank NA, VRDN (c)	9,000	9,000
Oregon Gen. Oblig. TAN Series 2008 A, 3% 6/30/09	5,000	5,009
Oregon State Dept. of Administrative Svcs. Lottery Rev. Bonds:
Series 2009 A, 2% 4/1/10	13,095	13,248
Series 2009 C, 2% 4/1/10	12,080	12,221
Port of Portland Arpt. Rev.:
Series Eighteen A, 0.5%, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	49,545	49,545
Series Eighteen B, 0.3%, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	46,445	46,445
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 0.5%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,900	1,900
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.6%, LOC Bank of America NA, VRDN (c)(f)	1,500	1,500
(New Columbia - Trouton Proj.) 0.6%, LOC Bank of America NA, VRDN (c)(f)	6,220	6,220
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (c)	10,000	10,000
Salem-Keizer School District #24J Participating VRDN Series WF 09 4Z, 0.37% (Liquidity Facility Wells Fargo & Co.) (c)(g)	13,895	13,895
		376,123
Pennsylvania - 4.1%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2008 B, 0.2%, LOC JPMorgan Chase Bank, VRDN (c)	8,500	8,500
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 0.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	78,825	78,825
Series 1998 A2, 0.6%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	12,805	12,805
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 3.05%, LOC Citizens Bank of Pennsylvania, VRDN (c)	24,140	24,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 2.7%, LOC Citizens Bank of Pennsylvania, VRDN (c)	$ 51,340	$ 51,340
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 0.45%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	11,385	11,385
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (c)	22,500	22,500
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 2.53%, LOC Citizens Bank of Pennsylvania, VRDN (c)	20,020	20,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	7,300	7,300
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 A, 0.28%, LOC Wachovia Bank NA, VRDN (c)	3,555	3,555
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 1.05%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,000	1,000
Lower Merion School District Series 2009 A, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	5,000	5,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
(Archdiocese of Philadelphia Proj.) Series 2008 A, 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	13,500	13,500
(Foulkeways at Gwynedd Proj.) Series 2006 B, 3.1%, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,630	12,630
(Gloria Dei Proj.) Series 2006, 3.05%, LOC Citizens Bank of Pennsylvania, VRDN (c)	16,085	16,085
(Haverford School Proj.) Series 2008, 2.75%, LOC Citizens Bank of Pennsylvania, VRDN (c)	32,345	32,345
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 B, 0.4%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
(FirstEnergy Corp. Proj.) Series A, 0.47%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	21,200	21,200
(Shippingport Proj.) Series A, 0.47%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	13,800	13,800
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(AMC Delancey Traditions of Hershey Partners, LP Proj.) Series 2006, 3%, LOC Citizens Bank of Pennsylvania, VRDN (c)(f)	8,000	8,000
(Westrum Hanover, LP Proj.) Series 2004, 0.6%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (c)(f)	5,400	5,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series 1994 B3, 1.05%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	$ 200	$ 200
Series 1996 D5, 0.59%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,400	1,400
Series 1997 B1, 1.05%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	600	600
Series 1997 B4, 1.05%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	600	600
Series 1997 B8, 1.05%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	400	400
Series 1997 B9, 1.05%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	200	200
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.54%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	3,000	3,000
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series 2009 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	7,900	7,900
Series 2009 B, 0.2%, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11505, 0.39% (Liquidity Facility Citibank NA) (c)(g)	4,510	4,510
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series B, 0.34%, LOC Landesbank Hessen-Thuringen, VRDN (c)	17,665	17,665
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 2.7%, LOC Citizens Bank of Pennsylvania, VRDN (c)	23,400	23,400
(St. Joseph's Univ. Proj.) Series 2008 B, 2.75%, LOC Citizens Bank of Pennsylvania, VRDN (c)	27,500	27,500
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 2.7%, LOC Citizens Bank of Pennsylvania, VRDN (c)	29,805	29,805
(Thomas Jefferson Univ. Proj.) Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	3,500	3,500
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. (Foxwood Manor Apts. Proj.) Series 2008 O, 0.35%, LOC Bank of America NA, VRDN (c)	4,000	4,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series BA 08 1108, 0.59% (Liquidity Facility Bank of America NA) (c)(f)(g)	6,750	6,750
Series BA 08 1118, 0.59% (Liquidity Facility Bank of America NA) (c)(f)(g)	3,275	3,275
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Participating VRDN:
Series Putters 3212, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 9,030	$ 9,030
Series 2002 74A, 0.6% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	21,900	21,900
Series 2002 75A, 0.6% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	21,900	21,900
Series 2003 77B, 0.45% (Liquidity Facility BNP Paribas SA), VRDN (c)(f)	14,975	14,975
Series 2003 77C, 0.45% (Liquidity Facility BNP Paribas SA), VRDN (c)(f)	9,280	9,280
Series 2003 79B, 0.6% (Liquidity Facility BNP Paribas SA), VRDN (c)(f)	20,900	20,900
Series 2004 81B, 0.45% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	8,975	8,975
Series 2004 81C, 0.45% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	54,600	54,600
Series 2004 82B, 0.6% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	24,455	24,455
Series 2004 82C, 0.6% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	10,020	10,020
Series 2004 86B, 0.4% (Liquidity Facility Wachovia Bank NA), VRDN (c)(f)	17,160	17,160
Series 2004 86C, 0.4% (Liquidity Facility Wachovia Bank NA), VRDN (c)(f)	4,940	4,940
Series 2005 90C, 0.45% (Liquidity Facility PNC Bank NA, Pittsburgh), VRDN (c)(f)	6,000	6,000
Series 2006 92B, 0.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	12,600	12,600
Series 2008 102C, 0.3% (Liquidity Facility Bank of America NA), VRDN (c)(f)	39,000	39,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.32%, LOC Bank of America NA, VRDN (c)	10,400	10,400
Series 2008 B2, 0.28%, LOC Bank of America NA, VRDN (c)	53,700	53,700
Series 2008 B3, 0.28%, LOC Bank of America NA, VRDN (c)	12,000	12,000
Series 2008 B5, 0.28%, LOC Bank of America NA, VRDN (c)	13,100	13,100
Series 2008 B6, 0.32%, LOC Bank of America NA, VRDN (c)	18,800	18,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Arpt. Rev. Series 2005 C, 0.4%, LOC TD Banknorth, NA, VRDN (c)(f)	$ 16,500	$ 16,500
Philadelphia Auth. for Indl. Dev. Rev. (Philadelphia Museum of Art Proj.) 2.9%, LOC Citizens Bank of Pennsylvania, VRDN (c)	32,920	32,920
Philadelphia School District:
Series 2008 A1, 0.3%, LOC Bank of America NA, VRDN (c)	7,500	7,500
Series 2008 C1, 0.25%, LOC TD Banknorth, NA, VRDN (c)	11,000	11,000
Series 2008 D1, 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	5,195	5,195
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.):
Series 2005 C, 0.5%, LOC Nat'l. City Bank Cleveland, VRDN (c)	15,480	15,480
Series A, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	7,795	7,795
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 B, 2.65%, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,300	12,300
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	6,100	6,100
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.34%, LOC Wachovia Bank NA, VRDN (c)	4,400	4,400
Wilkes Barre Gen. Oblig. Series 2004 B, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	2,840	2,840
		1,030,800
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. 0.68% 6/4/09, CP	21,000	21,000
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	6,255	6,255
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 0.6%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2008 B1, 0.4%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	10,000	10,000
Series 2008 B2, 0.4%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	20,000	20,000
Series 2008 B3, 0.4%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	7,000	7,000
		69,255
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 1.8%
Anderson County School District #5 Participating VRDN Series BA 08 1181, 0.64% (Liquidity Facility Bank of America NA) (c)(g)	$ 14,650	$ 14,650
Charleston Wtrwks. & Swr. Rev. Series 2006 B, 0.35% (Liquidity Facility Wachovia Bank NA), VRDN (c)	40,000	40,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.45%, VRDN (c)(f)	8,100	8,100
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 0.6%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,650	7,650
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.3%, LOC Wachovia Bank NA, VRDN (c)	41,900	41,900
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 1.19%, VRDN (c)	2,600	2,600
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.34% (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,125	2,125
South Carolina Jobs-Econ. Dev. Auth.:
(AnMed Health Proj.) Series 2009 C, 0.22%, LOC Branch Banking & Trust Co., VRDN (c)	5,000	5,000
(CareAlliance Health Svcs. Proj.) Series 2007, 0.28%, LOC Wachovia Bank NA, VRDN (c)	25,000	25,000
(Palmetto Health Proj.):
Series 2008 A, 0.35%, LOC Bank of America NA, VRDN (c)	13,000	13,000
Series 2008 B, 0.35%, LOC Bank of America NA, VRDN (c)	32,910	32,910
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 0.6%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	1,100	1,100
(Carolina Piedmont Foundation Proj.) 0.4%, LOC Bank of America NA, VRDN (c)	5,635	5,635
(Giant Cement Holding, Inc. Proj.) 0.4%, LOC Citibank NA, VRDN (c)(f)	2,000	2,000
(Keys Printing Co. Proj.) 0.6%, LOC JPMorgan Chase Bank, VRDN (c)(f)	500	500
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.5%, LOC Wachovia Bank NA, VRDN (c)(f)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.6%, LOC Bank of America NA, VRDN (c)(f)	36,400	36,400
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series ROC II R 11426, 0.54% (Liquidity Facility Citibank NA) (c)(g)	33,000	33,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Participating VRDN:
Series ROC II R 11528, 0.44% (Liquidity Facility Citibank NA) (c)(g)	$ 17,820	$ 17,820
0.5% 10/5/09, CP	6,430	6,430
0.5% 10/5/09, CP	8,330	8,330
0.65% 7/7/09, CP	7,000	7,000
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.35%, LOC Bank of America NA, VRDN (c)	22,465	22,465
Series 2003 B2, 0.32%, LOC Branch Banking & Trust Co., VRDN (c)	38,875	38,875
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.1% tender 7/1/09, CP mode	27,800	27,800
York County School District #4 BAN Series 2008 A, 2.5% 10/1/09	26,400	26,514
		441,804
South Dakota - 0.1%
South Dakota Hsg. Dev. Auth.:
(Harmony Heights Proj.) Series 2001, 0.49%, LOC Fannie Mae, VRDN (c)(f)	6,500	6,500
(Homeownership Mtg. Proj.) Series 2003 F, 0.55% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	10,000	10,000
		16,500
Tennessee - 1.1%
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 0.5%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,500	4,500
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 0.6%, LOC Bank of America NA, VRDN (c)(f)	17,000	17,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 3.25%, LOC Landesbank Baden-Wuert, VRDN (c)	4,300	4,300
Series 2008 B, 1.8%, LOC Landesbank Baden-Wuert, VRDN (c)	4,000	4,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.9%, VRDN (c)(f)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.35%, LOC Rabobank Nederland, VRDN (c)(f)	42,100	42,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.43%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	$ 10,000	$ 10,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.35%, LOC Bank of America NA, VRDN (c)	15,575	15,575
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive Prod. Proj.) 3%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	5,000	5,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.32% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	67,475	67,475
Sevier County Pub. Bldg. Auth. Rev. Series V-A-1, 0.41%, LOC Branch Banking & Trust Co., VRDN (c)(f)	14,000	14,000
Shelby County Gen. Oblig. Series 2004 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	9,880	9,880
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.39%, LOC Bank of America NA, VRDN (c)	14,450	14,450
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 0.51% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	25,570	25,570
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 0.52%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
		265,450
Texas - 12.8%
Austin Util. Sys. Rev. Series A:
0.5% 6/5/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	13,980	13,980
0.6% 6/3/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	20,000	20,000
0.6% 6/9/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,020	11,020
0.73% 6/8/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	26,230	26,230
0.78% 6/3/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	28,872	28,872
1.25% 6/2/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	18,190	18,190
1.25% 6/3/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	24,840	24,840
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2008 A, 0.79% 6/4/09, CP	$ 25,000	$ 25,000
Brazos River Auth. Poll. Cont. Rev.:
(Texas Utils. Elec. Co. Proj.) Series 2001 D2, 0.45%, LOC Citibank NA, VRDN (c)(f)	96,400	96,400
(Texas Utils. Energy Co. Proj.) Series 2002 A, 0.45%, LOC Citibank NA, VRDN (c)(f)	15,600	15,600
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)(f)	12,500	12,500
Series 2002 A:
0.28%, LOC JPMorgan Chase Bank, VRDN (c)(f)	12,500	12,500
0.37%, LOC Bank of America NA, VRDN (c)(f)	4,500	4,500
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.62%, LOC HSBC Bank USA, NA, VRDN (c)(f)	6,250	6,250
Calhoun County Naviation Indl. Dev. Auth. Port Rev. (Formosa Plastics Corp. Proj.) Series 1994, 0.45%, LOC Bank of America NA, VRDN (c)(f)	29,300	29,300
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 0.4%, LOC Bank of America NA, VRDN (c)(f)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 0.4%, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.6%, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.4%, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
0.4%, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.5%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	47,300	47,300
Series 2008, 0.5%, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	5,900	5,900
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.43%, LOC Citibank NA, VRDN (c)(f)	14,300	14,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.29% (Liquidity Facility Deutsche Bank AG) (c)(g)	$ 7,550	$ 7,550
Dallas Area Rapid Transit Sales Tax Rev. Series 2001, 0.6% 7/1/09 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	15,000	15,000
Dallas Fort Worth Int'l. Arpt. Rev. Bonds Series 2004 A1, 3.5% 11/1/09 (f)	2,000	2,008
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	7,580	7,580
Dallas North Texas Tollway Auth. Series A, 0.45% 7/7/09, LOC Bank of America NA, CP	12,000	12,000
Denton Independent School District Participating VRDN Series Putters 2603, 0.34% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,390	7,390
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 0.79%, LOC Harris NA, VRDN (c)(f)	4,200	4,200
Eagle Mountain & Saginaw Independent School District Participating VRDN Series SGA 03 141, 0.39% (Liquidity Facility Societe Generale) (c)(g)	4,000	4,000
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 0.7%, LOC JPMorgan Chase Bank, VRDN (c)(f)	300	300
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.49%, LOC Wells Fargo Bank NA, VRDN (c)(f)	10,000	10,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Bonds Series 1993 B, 2.125%, tender 6/1/09, LOC State Street Bank & Trust Co., Boston (c)(f)	15,000	15,000
Series 1992 B, 0.53%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	35,200	35,200
Series 1993 B, 0.53%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	17,000	17,000
Series 1995 A, 0.53%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	46,700	46,700
Series 1995 B, 0.53%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	19,000	19,000
Greater Texas Student Ln. Corp. Student Ln. Rev.:
Series 1998 A, 0.53%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	19,750	19,750
Series 2000 A, 0.53%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	35,000	35,000
Gulf Coast Indl. Dev. Auth. 0.52%, LOC Wells Fargo Bank NA, VRDN (c)	5,280	5,280
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.):
Series 2004, 0.45% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(f)	$ 15,000	$ 15,000
Series 2005, 0.45% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(f)	19,000	19,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev.:
(Amoco Oil Co. Proj.) Series 1994, 0.4%, VRDN (c)(f)	18,200	18,200
(Republic Waste Svcs. of Texas, Ltd. Proj.) Series 2004, 0.55%, LOC Bank of America NA, VRDN (c)(f)	6,500	6,500
(Waste Mgmt., Inc. Proj.) Series A, 0.45%, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,300	14,300
Harlandale Independent School District Participating VRDN Series SGA 100, 0.42% (Liquidity Facility Societe Generale) (c)(g)	7,480	7,480
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Memorial Hermann Healthcare Sys. Proj.):
Series 2008 D1, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	7,500	7,500
Series 2008 D3, 0.2%, LOC Compass Bank, VRDN (c)	7,250	7,250
(YMCA of the Greater Houston Area Proj.) Series 2008 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	40,200	40,200
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.25%, LOC Compass Bank, VRDN (c)	4,150	4,150
Harris County Flood Cont. District Participating VRDN Series Putters 2542, 0.32% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	985	985
Harris County Gen. Oblig.:
Bonds (Road Proj.) Series 1995 A, 0% 8/15/09	6,200	6,181
Participating VRDN:
Series Putters 1172Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,990	6,990
Series ROC II R 718 PB, 0.64% (Liquidity Facility Deutsche Postbank AG) (c)(g)	8,415	8,415
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 C, 0.32%, LOC Commerzbank AG, VRDN (c)	19,100	19,100
Harris County Health Facilities Dev. Corp. Rev. (Seven Acres Jewish Sr. Care Svcs. Proj.) Series 2004, 0.42%, LOC JPMorgan Chase Bank, VRDN (c)	18,210	18,210
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.45%, LOC Fannie Mae, VRDN (c)(f)	6,910	6,910
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.: - continued
(Louetta Village Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	$ 7,000	$ 7,000
(Primrose Aldine Bender Apt. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	12,340	12,340
(Primrose at Bammel Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	12,600	12,600
(Quail Chase Apts. Proj.) Series 1999, 1%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
(Wellington Park Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	12,950	12,950
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2008, 0.55%, VRDN (c)(f)	94,000	94,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2006 A, 0.26% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	11,935	11,935
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 0.43%, LOC Citibank NA, VRDN (c)(f)	9,800	9,800
(Little Nell Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	13,300	13,300
(Mayfair Park Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	6,000	6,000
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 0.5%, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,100	3,100
Houston Util. Sys. Rev.:
Participating VRDN:
Series EGL 07 0086, 0.99% (Liquidity Facility Citibank NA) (c)(g)	15,350	15,350
Series ROC II R 11133, 0.49% (Liquidity Facility Citibank NA) (c)(g)	15,210	15,210
Series ROC II R 11411, 0.49% (Liquidity Facility Citibank NA) (c)(g)	9,290	9,290
Series 2008 A1, 0.35%, LOC Bank of America NA, VRDN (c)	25,000	25,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.75%, VRDN (c)(f)	12,600	12,600
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.29% (Liquidity Facility Deutsche Bank AG) (c)(g)	3,215	3,215
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.:
Series A:
0.25% 6/8/09 (Liquidity Facility JPMorgan Chase Bank), CP	$ 36,100	$ 36,100
0.35% 6/9/09 (Liquidity Facility JPMorgan Chase Bank), CP	64,900	64,900
0.55% 6/4/09 (Liquidity Facility JPMorgan Chase Bank), CP	8,950	8,950
0.37% 6/3/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	27,300	27,300
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.6%, LOC Bank of America NA, VRDN (c)(f)	11,950	11,950
Mansfield Independent School District Participating VRDN Series SGA 129. 0.42% (Liquidity Facility Societe Generale) (c)(g)	5,000	5,000
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)(f)	15,100	15,100
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 1.05%, LOC Bank of America NA, VRDN (c)(f)	7,200	7,200
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. (Allied Waste North America, Inc. Proj.) Series 2008 A, 0.6%, LOC Bank of America NA, VRDN (c)(f)	42,000	42,000
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.43%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	7,820	7,820
North East Texas Independent School District Participating VRDN Series DCL 08 002, 1% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	11,420	11,420
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 2005 C, 0.5%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	98,800	98,800
Series 2007 A, 0.5%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	5,500	5,500
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.6%, VRDN (c)(f)	94,790	94,790
0.62%, VRDN (c)(f)	13,000	13,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2005, 0.36% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(f)	8,300	8,300
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 2007, 0.23%, LOC BNP Paribas SA, VRDN (c)(f)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.):
Series 2001, 0.39%, VRDN (c)	$ 10,000	$ 10,000
0.39%, VRDN (c)	14,500	14,500
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.5%, LOC Cr. Suisse Group, VRDN (c)(f)	46,500	46,500
0.5%, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
Round Rock Independent School District Participating VRDN Series SGA 133, 0.42% (Liquidity Facility Societe Generale) (c)(g)	12,615	12,615
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.29% (Liquidity Facility Deutsche Bank AG) (c)(g)	8,310	8,310
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series BBT 08 26, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	5,370	5,370
Series 2003, 0.35% (Liquidity Facility Bank of America NA), VRDN (c)	675	675
Series A:
0.6% 8/27/09, CP	5,340	5,340
0.6% 9/3/09, CP	50,350	50,350
0.75% 7/9/09, CP	8,700	8,700
San Antonio Gen. Oblig. Series A, 0.6% 6/9/09, LOC Bank of America NA, CP	14,000	14,000
San Antonio Indl. Dev. Auth. Indl. Dev. Rev.:
(LGC Bldg. & KLN Steel Proj.) Series 1998, 0.65%, LOC Bank of America NA, VRDN (b)(c)(f)	5,500	5,500
(Tindall Corp. Proj.) Series 2008 A, 0.45%, LOC Wachovia Bank NA, VRDN (c)(f)	2,250	2,250
San Antonio Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 06 5 Class A, 0.44% (Liquidity Facility Citibank NA) (c)(g)	36,000	36,000
Series SG 02 159, 0.34% (Liquidity Facility Societe Generale) (c)(g)	22,500	22,500
Series 2001 A, 0.45% 7/7/09, CP	19,933	19,933
Spring Independent School District Participating VRDN Series DB 603, 0.29% (Liquidity Facility Deutsche Bank AG) (c)(g)	3,805	3,805
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	50,000	50,000
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 2, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	66,395	66,395
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C5, 0.3%, LOC Compass Bank, VRDN (c)	$ 13,450	$ 13,450
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	3,800	3,800
(Chisholm Trail Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	5,700	5,700
(Pinnacle Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	7,265	7,265
(Post Oak East Apts. Proj.) Series A, 0.45%, LOC Fannie Mae, VRDN (c)(f)	8,000	8,000
(Residences at Sunset Pointe Proj.) 0.5%, LOC Bank of America NA, VRDN (c)(f)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.45%, LOC Fannie Mae, VRDN (c)(f)	7,150	7,150
(Windshire Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Hsg. Rev. Participating VRDN Series BA 1048, 0.34% (Liquidity Facility Bank of America NA) (c)(f)(g)	3,300	3,300
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series ROC II R 11215 WF, 0.47% (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	12,120	12,120
Texas Dept. of Trans. Ctfs. of Prtn. Series 2005 A:
0.43% 6/8/09, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	20,000	20,000
0.45% 7/2/09, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	40,000	40,000
0.7% 6/1/09, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
Texas Gen. Oblig.:
Bonds:
(College Student Ln. Prog.):
Series 2003:
2.2%, tender 7/1/09 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	35,630	35,630
2.2%, tender 7/1/09 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	75,000	75,000
Series 2004:
0.65%, tender 6/1/09 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	14,925	14,925
0.65%, tender 6/1/09 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,110	3,110
0.65%, tender 6/1/09 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,670	3,670
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Bonds:
(College Student Ln. Prog.):
Series 2004:
0.65%, tender 6/1/09 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	$ 5,565	$ 5,565
0.65%, tender 6/1/09 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	4,975	4,975
Series 2002, 5.5% 10/1/09	4,750	4,820
Series 2006 A, 5% 10/1/09	2,500	2,534
Participating VRDN:
Series DB 448, 0.32% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	3,395	3,395
Series ROC II R 11087, 0.47% (Liquidity Facility Citibank NA) (c)(f)(g)	15,680	15,680
(Veterans Land Proj.) Series A, 0.4%, VRDN (c)(f)	27,075	27,075
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2002 A2:
0.5%, VRDN (c)(f)	7,475	7,475
0.5%, VRDN (c)(f)	11,650	11,650
Fund II Series 2005 B, 0.4% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)(f)	44,265	44,265
Fund II Series 2007 A, 0.4% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	15,900	15,900
Series 1995, 0.2%, VRDN (c)	15,590	15,590
TRAN Series 2008, 3% 8/28/09	535,000	536,634
Texas Pub. Fin. Auth. Series 2002 A, 0.9% 8/13/09 (Liquidity Facility Texas Gen. Oblig.), CP	4,000	4,000
Texas Pub. Fin. Auth. Rev. Series 2003, 0.4% 7/13/09, CP	1,000	1,000
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series Putters 3455, 0.32% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	12,820	12,820
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.25%, LOC Bank of Scotland PLC, VRDN (c)	20,000	20,000
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	6,700	6,700
Upper Trinity Reg'l. Wtr. District Series A, 0.5% 6/9/09, LOC Bank of America NA, CP	15,550	15,550
		3,204,707
Utah - 0.8%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.32%, LOC Wells Fargo Bank NA, VRDN (c)	1,900	1,900
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.31%, LOC Wells Fargo Bank NA, VRDN (c)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series A, 5.25% 7/1/09	$ 15,990	$ 16,034
Series 1997 B2, 0.6% 6/9/09 (Liquidity Facility Bank of Nova Scotia), CP	32,900	32,900
Series 1997 B3:
0.65% 6/11/09 (Liquidity Facility Bank of Nova Scotia), CP	7,000	7,000
0.75% 6/5/09 (Liquidity Facility Bank of Nova Scotia), CP	37,100	37,100
Salt Lake City Sales Tax Rev. 0.35% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	10,295	10,295
Utah Board of Regents Student Ln. Rev. Series 2008 A, 0.45%, LOC Wells Fargo Bank NA, VRDN (c)(f)	48,400	48,400
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	8,485	8,485
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series DCL 021, 1% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	35,150	35,150
		207,264
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Norwich Univ. Proj.) Series 2008, 2.9%, LOC RBS Citizens NA, VRDN (c)	53,200	53,200
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 0.6%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	12,300	12,300
		65,500
Virginia - 2.7%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.45%, LOC Fannie Mae, VRDN (c)(f)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 0.52%, LOC RBC Centura Bank, Rocky Mount, VRDN (c)(f)	14,395	14,395
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 Hot Lanes Proj.):
Series 2008 B, 0.35%, LOC Banco Espirito Santo SA (BES), VRDN (c)(f)	94,900	94,900
Series 2008 C, 0.38%, LOC Nat'l. Australia Bank Ltd., VRDN (c)(f)	70,000	70,000
Series 2008 D, 0.35%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)(f)	56,000	56,000
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.45%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2008 A, 0.22%, LOC Branch Banking & Trust Co., VRDN (c)	$ 7,250	$ 7,250
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 2.3% tender 7/9/09, CP mode (f)	13,200	13,200
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.45%, LOC Wachovia Bank NA, VRDN (c)(f)	9,000	9,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.5%, LOC Fannie Mae, VRDN (c)(f)	4,887	4,887
Hampton Roads Sanitation District Wastewtr. Rev. Participating VRDN Series BBT 08 35, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	7,715	7,715
Hanover County Eda Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (c)	2,850	2,850
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 3%, LOC Landesbank Baden-Wuert, VRDN (c)	27,335	27,335
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.) Series 1994 B, 0.33%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)(f)	6,250	6,250
Lexington Indl. Dev. Auth. Edl. Facilities Rev. (VMI Dev. Board, Inc. Proj.) 0.28%, LOC Wachovia Bank NA, VRDN (c)	23,405	23,405
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 A, 0.17%, VRDN (c)	13,040	13,040
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 3%, LOC Landesbank Baden-Wuert, VRDN (c)	11,270	11,270
Series 2008 D2, 0.31%, LOC Bank of America NA, VRDN (c)	5,840	5,840
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 2.2% tender 7/9/09, CP mode	11,200	11,200
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.45%, LOC Wachovia Bank NA, VRDN (c)(f)	6,420	6,420
Series 2006, 0.45%, LOC Wachovia Bank NA, VRDN (c)(f)	9,450	9,450
0.45%, LOC Wachovia Bank NA, VRDN (c)(f)	6,650	6,650
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 11262, 0.54% (Liquidity Facility Citibank NA) (c)(g)	4,875	4,875
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.52%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 10,000	$ 10,000
Virginia College Bldg. Auth. Edl. Facilities Rev.:
Bonds:
(21st Century College and Equip. Prog.) Series 2005 A, 5% 2/1/10	5,560	5,720
(Univ. of Richmond Proj.):
Series 2009 A, 0.8%, tender 3/1/10 (c)	10,500	10,500
Series 2009 B, 0.8%, tender 3/1/10 (c)	6,500	6,500
Participating VRDN Series Putters 3276, 0.32% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	4,060	4,060
Virginia Hsg. Dev. Auth.:
Bonds Series 2005 A5, 3.875% 1/1/10 (f)	6,100	6,200
Participating VRDN:
Series Merlots 06 B16, 0.46% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	11,385	11,385
Series Merlots 06 C3, 0.46% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	1,570	1,570
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN:
Series BA 1046, 0.59% (Liquidity Facility Bank of America NA) (c)(f)(g)	36,960	36,960
Series BA 1047, 0.59% (Liquidity Facility Bank of America NA) (c)(f)(g)	22,080	22,080
Series Merlots 06 07, 0.46% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	1,115	1,115
Series Merlots 06 B18, 0.46% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	20,865	20,865
Series Merlots 06 B21, 0.46% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	8,285	8,285
Series Merlots 07 C42, 0.46% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	6,340	6,340
Series Merlots B20, 0.46% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	6,285	6,285
Series Putters 2904Z, 0.54% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,995	10,995
Virginia Pub. School Auth. Participating VRDN Series CTE 05 38, 0.39% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	17,955	17,955
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series PT 4634, 0.4% (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,990	11,990
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Small Bus. Fing.:
(Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.3%, LOC Wachovia Bank NA, VRDN (c)	$ 25,400	$ 25,400
(Hampton Univ. Proj.) Series 2008 A, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	16,250	16,250
		675,107
Washington - 4.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.59% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,280	8,280
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 01 B1, 0.46% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	27,065	27,065
Energy Northwest Elec. Rev.:
Bonds (#1 Proj.) Series 2006 A, 5% 7/1/09	16,690	16,731
Participating VRDN:
Series Putters 256, 0.59% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,800	2,800
Series ROC II R 152, 0.44% (Liquidity Facility Citibank NA) (c)(g)	6,695	6,695
Everett Indl. Dev. Corp. Exempt Facilities Rev. 0.9%, VRDN (c)(f)	12,800	12,800
King County Gen. Oblig. Participating VRDN Series DB 598, 0.29% (Liquidity Facility Deutsche Bank AG) (c)(g)	3,540	3,540
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.6%, LOC Bank of America NA, VRDN (c)(f)	11,405	11,405
King County Swr. Rev. Series A, 0.6% 6/23/09 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	18,000	18,000
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.35%, LOC Bank of America NA, VRDN (c)	19,505	19,505
Port Bellingham Ind. Dev. Corp. Ind. Rev. (Sauder Woodcraft Corp. Proj.) 0.6%, LOC Bank of America NA, VRDN (c)(f)	590	590
Port of Seattle Gen. Oblig. Series 2002 A2, 0.7% 7/9/09, LOC Bayerische Landesbank Girozentrale, CP	3,030	3,030
Port of Seattle Rev.:
Participating VRDN:
Series Putters 2020, 0.74% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,475	7,475
Series Putters 2553Z, 0.74% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	5,135	5,135
Series ROC II R 12102, 0.54% (Liquidity Facility Citibank NA) (c)(f)(g)	22,360	22,360
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev.: - continued
Series 1997, 1.25%, LOC Fortis Banque SA, VRDN (c)(f)	$ 15,000	$ 15,000
Series 2001 A1, 0.6% 6/10/09, LOC Bank of America NA, CP	13,000	13,000
Series 2001 B1:
0.55% 6/9/09, LOC Bank of America NA, CP (f)	12,330	12,330
0.65% 6/10/09, LOC Bank of America NA, CP (f)	24,270	24,270
Series 2008, 0.75%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	190,715	190,715
Port of Tacoma Rev.:
Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (c)(f)	132,500	132,500
Series 2008, 0.35%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (c)(f)	70,080	70,080
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 A, 0.35%, LOC Bank of America NA, VRDN (c)	12,150	12,150
Seattle Wtr. Sys. Rev.:
Bonds 4% 8/1/09	7,615	7,651
Participating VRDN Series ROC II R 11144, 0.44% (Liquidity Facility Citibank NA) (c)(g)	11,760	11,760
Snohomish County Pub. Util. District #1 Elec. Rev. Bonds Series 2009 A, 2% 5/26/10	30,400	30,832
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.65%, LOC Bank of America NA, VRDN (c)(f)	2,300	2,300
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) Series 2003 C, 0.45%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	17,895	17,895
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D:
0.45%, LOC JPMorgan Chase Bank, VRDN (c)(f)	8,000	8,000
0.6%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	9,000	9,000
Series E, 0.45%, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Washington Gen. Oblig. Participating VRDN:
Series DB 599, 0.29% (Liquidity Facility Deutsche Bank AG) (c)(g)	4,940	4,940
Series DB 606, 0.29% (Liquidity Facility Deutsche Bank AG) (c)(g)	6,140	6,140
Series ROC II R 11308, 0.39% (Liquidity Facility Citibank NA) (c)(g)	9,125	9,125
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.35%, LOC Bank of America NA, VRDN (c)	11,000	11,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Childrens Hosp. Reg'l. Med. Ctr. Proj.):
Series 2008 B, 0.38%, LOC Bank of America NA, VRDN (c)	$ 23,880	$ 23,880
(Swedish Health Svcs. Proj.):
Series 2009 B, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (c)	11,000	11,000
Series 2009 C, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (c)	8,000	8,000
Washington Hsg. Fin. Commission Participating VRDN Series Putters 1335, 0.64% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	3,365	3,365
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) 0.47%, LOC Fannie Mae, VRDN (c)(f)	18,755	18,755
(Ballard Landmark Inn Proj.) Series A, 0.45%, LOC Fannie Mae, VRDN (c)(f)	31,590	31,590
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.43%, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,550	4,550
(Crestview Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(Echo Lake Sr. Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.45%, LOC Bank of America NA, VRDN (c)(f)	11,750	11,750
(Gardens Univ. Village Apt. Proj.) Series A, 0.45%, LOC Bank of America NA, VRDN (c)(f)	53,900	53,900
(Highland Park Apts. Proj.) Series A, 0.45%, LOC Fannie Mae, VRDN (c)(f)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.45%, LOC Fannie Mae, VRDN (c)(f)	20,790	20,790
(New Haven Apts. Proj.) Series A, 0.45%, LOC Fannie Mae, VRDN (c)(f)	14,630	14,630
(Pinehurst Apts. Proj.) Series A, 0.45%, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(Seaport Landing Retirement Proj.) Series A, 0.6%, LOC Bank of America NA, VRDN (c)(f)	9,880	9,880
(Silver Creek Apts. Proj.) Series A, 0.45%, LOC Fannie Mae, VRDN (c)(f)	8,150	8,150
(Terrace Sr. Apts. Proj.) Series A, 0.45%, LOC Fannie Mae, VRDN (c)(f)	8,520	8,520
(The Cambridge Apts. Proj.) Series 2005 A, 0.45%, LOC Fannie Mae, VRDN (c)(f)	10,120	10,120
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.45%, LOC Fannie Mae, VRDN (c)(f)	15,750	15,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.45%, LOC Fannie Mae, VRDN (c)(f)	$ 7,535	$ 7,535
(Vintage Mount Vernon Proj.) Series A, 0.45%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1993 1 A2, 0.31% (Bonneville Pwr. Administration Guaranteed), LOC Bank of America NA, VRDN (c)	8,270	8,270
		1,095,044
West Virginia - 1.1%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 2.3% tender 7/9/09, CP mode (f)	7,400	7,400
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.6%, LOC Wachovia Bank NA, VRDN (c)(f)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.36%, LOC Deutsche Bank AG, VRDN (c)(f)	9,230	9,230
Series 1990 B, 0.36%, LOC Deutsche Bank AG, VRDN (c)(f)	10,600	10,600
Series 1990 C, 0.36%, LOC Deutsche Bank AG, VRDN (c)(f)	900	900
Series 1990 D, 0.36%, LOC Deutsche Bank AG, VRDN (c)(f)	10,700	10,700
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 0.3%, LOC Royal Bank of Scotland PLC, VRDN (c)	6,665	6,665
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.4%, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	75,000	75,000
(Ohio Pwr. Co. - Mitchell Proj.) Series 2008 A, 0.23%, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	65,000	65,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	32,515	32,515
Series 2009 A, 0.22%, LOC Branch Banking & Trust Co., VRDN (c)	8,000	8,000
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 2.5% tender 6/1/09, LOC Dexia Cr. Local de France, CP mode (f)	43,750	43,750
		278,180
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 0.6%
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 3%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 270	$ 270
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 2004, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	18,000	18,000
Pleasant Prairie Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 2004, 0.35%, LOC Wells Fargo Bank NA, VRDN (c)	9,200	9,200
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 0.63%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,820	1,820
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 0.62%, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,260	1,260
Wisconsin Gen. Oblig. Participating VRDN Series Putters 2774, 0.59% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	10,425	10,425
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (Ministry Health Care Proj.) Series A, 0.4% tender 7/7/09, LOC U.S. Bank NA, Minnesota, CP mode	10,000	10,000
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 A, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (c)	15,000	15,000
(Gundersen Lutheran Proj.):
Series 2009 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	17,000	17,000
Series 2009 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	13,000	13,000
Wisconsin Petroleum Inspection Fee Rev. Series 2002, 0.85% 6/8/09, CP	30,000	30,000
Wisconsin Trans. Rev. Series 2006 A, 0.58% 6/26/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,065	14,066
		140,041
Wyoming - 0.0%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	3,200	3,200
	Shares
Other - 4.3%
Fidelity Municipal Cash Central Fund, 0.41% (d)(e)	1,077,923,134	$ 1,077,923
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $25,056,186)		25,056,186
NET OTHER ASSETS - 0.1%		37,198
NET ASSETS - 100%		$ 25,093,384
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $157,525,000 or 0.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $46,460,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Illinois Fin. Auth. Rev. (Advocate Health Care Proj.) Series 2008 A2, 0.75%, tender 2/5/10	2/4/09	$ 14,460
Whiting Envir. Facilities Rev. Series 2008, 1.15%, tender 6/1/09	12/3/08	$ 32,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 8,571
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 25,056,186	$ -	$ 25,056,186	$ -
Income Tax Information
At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $25,056,186,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a - 7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® AMT Tax-Free
Money Fund

May 31, 2009

1.802206.105

SMM-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.35%, LOC Wachovia Bank NA, VRDN (b)	$ 12,200	$ 12,200
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.25%, LOC Wachovia Bank NA, VRDN (b)	3,875	3,875
		16,075
Alaska - 1.1%
North Slope Borough Gen. Oblig. Bonds Series 2008 A, 4% 6/30/09	5,010	5,018
Valdez Marine Term. Rev. (ConocoPhillips Proj.):
Series 1994 A, 0.37%, VRDN (b)	21,000	21,000
Series 1994 B, 0.43%, VRDN (b)	4,100	4,100
		30,118
Arizona - 1.6%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 B, 0.2%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	4,900	4,900
Series 2008 C, 0.31%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	2,910	2,910
Series 2008 E, 2.75%, LOC Landesbank Baden-Wuert, VRDN (b)	8,200	8,200
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.32%, LOC Bank of America NA, VRDN (b)	4,150	4,150
Maricopa County Cmnty. College District Bonds (Proj. of 2004) Series 2005 A, 4% 7/1/09	5,000	5,009
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.28%, LOC Wachovia Bank NA, VRDN (b)	4,500	4,500
Pima County Ctfs. of Prtn. Bonds Series 2009, 3% 6/1/10 (a)	1,000	1,017
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BBT 08 09, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	7,000	7,000
Series ROC II R 11712, 0.39% (Liquidity Facility Citibank NA) (b)(e)	1,000	1,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.35%, LOC Bank of America NA, VRDN (b)	3,500	3,500
		42,186
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - 0.8%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series EGL 07 0053, 0.34% (Liquidity Facility Citibank NA) (b)(e)	$ 3,465	$ 3,465
Los Angeles Unified School District Participating VRDN Series BA 08 1069, 0.59% (Liquidity Facility Bank of America NA) (b)(e)	910	910
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 07 0044, 0.34% (Liquidity Facility Citibank NA) (b)(e)	2,500	2,500
Orange County Apt. Dev. Rev. (Larkspur Canyon Apts. Proj.) Series 1997 A, 0.15%, LOC Fannie Mae, VRDN (b)	200	200
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series ROC II R 11251, 0.34% (Liquidity Facility Citibank NA) (b)(e)	2,395	2,395
Series ROC II R 12222, 0.34% (Liquidity Facility Citibank NA) (b)(e)	4,950	4,950
San Joaquin County Trans. Auth. Sales Tax Rev. 0.35% 6/4/09, LOC Citibank NA, CP	6,800	6,800
		21,220
Colorado - 1.4%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 0.85%, LOC JPMorgan Chase Bank, VRDN (b)	1,045	1,045
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series Putters 2999, 0.59% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,245	6,245
(Catholic Health Initiatives Proj.):
Series 2000 B, 0.18% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	4,600	4,600
Series 2004 B:
0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	2,500	2,500
0.75% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,500	3,500
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series EGL 07 0040, 0.54% (Liquidity Facility Citibank NA) (b)(e)	3,700	3,700
Colorado Springs Utils. Rev. Series 2000 A, 0.25%, VRDN (b)	7,525	7,525
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	8,000	8,000
		37,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.8%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 1.6% tender 6/4/09, CP mode	$ 2,500	$ 2,500
Connecticut Gen. Oblig. BAN Series 2009 A, 2% 4/28/10	6,100	6,184
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.37% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	4,300	4,300
(Trinity College Proj.) Series L, 0.31%, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
New Haven Gen. Oblig. Series A, 0.65% 6/16/09, LOC Landesbank Hessen-Thuringen, CP	5,032	5,032
		20,016
Delaware - 0.2%
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.35%, LOC Wachovia Bank NA, VRDN (b)	5,000	5,000
District Of Columbia - 1.3%
District of Columbia Gen. Oblig.:
Series 2001 C, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	1,600	1,600
TRAN 2.5% 9/30/09	5,600	5,626
District of Columbia Rev.:
Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.6% tender 6/9/09, LOC JPMorgan Chase Bank, CP mode	3,500	3,500
(Ctr. For Strategic & Int'l. Studies Proj.) 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,730	6,730
(The AARP Foundation Proj.) Series 2004, 0.35%, LOC Bank of America NA, VRDN (b)	1,100	1,100
(The Phillips Collection Issue Proj.) Series 2003, 0.35%, LOC Bank of America NA, VRDN (b)	4,100	4,100
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.27%, LOC Branch Banking & Trust Co., VRDN (b)	4,000	4,000
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2003, 0.35%, LOC Bank of America NA, VRDN (b)	7,400	7,400
(Georgetown Univ. Proj.) Series 2007 C2, 0.29%, LOC JPMorgan Chase Bank, VRDN (b)	1,700	1,700
		35,756
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - 8.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 B:
0.6% tender 6/3/09, LOC Bank of America NA, CP mode	$ 10,000	$ 10,000
0.6% tender 6/4/09, LOC Bank of America NA, CP mode	6,200	6,200
Broward County Edl. Facilities Auth. Rev. (City College Proj.) Series 2004, 0.32%, LOC Citibank NA, VRDN (b)	5,000	5,000
Broward County School District TAN Series 2008, 3.5% 9/30/09	10,500	10,559
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.4% (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,310	3,310
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/09	6,000	6,013
Highlands County Health Facilities Auth. Rev.:
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 I, 5%, tender 11/16/09 (b)	1,000	1,014
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2003 C, 0.37%, VRDN (b)	5,000	5,000
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.5% 6/2/09, LOC State Street Bank & Trust Co., Boston, CP	3,600	3,600
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.35%, LOC Bank of America NA, VRDN (b)	5,470	5,470
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series F, 0.45% tender 7/8/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	15,000	15,000
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.37%, LOC Fannie Mae, VRDN (b)	2,650	2,650
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1992:
0.45% tender 6/3/09, CP mode	2,000	2,000
0.45% tender 6/5/09, CP mode	2,000	2,000
Lakeland Elec. & Wtr. Rev. Bonds Series 1996 B, 6.55% 10/1/09	4,000	4,068
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.35%, VRDN (b)	2,000	2,000
Miami-Dade County School District:
Participating VRDN Series 08 1119X, 0.34% (Liquidity Facility Bank of America NA) (b)(e)	6,000	6,000
RAN Series 2009, 1.5% 1/28/10	30,500	30,661
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.35%, LOC Bank of America NA, VRDN (b)	4,400	4,400
North Broward Hosp. District Rev. Series 2005 A, 0.35%, LOC Wachovia Bank NA, VRDN (b)	2,900	2,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev. (Presbyterian Retirement Cmnty., Inc. Proj.) Series 2006 A, 0.22%, LOC Branch Banking & Trust Co., VRDN (b)	$ 3,800	$ 3,800
Orlando Utils. Commission Util. Sys. Rev. Bonds 5.25% 7/1/09	3,050	3,059
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.35%, LOC Bank of America NA, VRDN (b)	16,905	16,905
(Hanley Ctr. Proj.) Series 2006, 0.35%, LOC Bank of America NA, VRDN (b)	7,455	7,455
(Morse Oblig. Group Proj.) Series 2003, 0.32%, LOC Commerce Bank NA, VRDN (b)	6,345	6,345
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.35%, LOC Bank of America NA, VRDN (b)	1,200	1,200
Palm Beach County School District:
RAN 0.85% 3/10/10	9,200	9,205
TAN Series 2008, 3.75% 9/23/09	23,300	23,418
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.35%, LOC Bank of America NA, VRDN (b)	5,100	5,100
Saint Petersburg Health Facilities Auth. Rev.:
(All Children's Hosp. Proj.) Series 2005 A1, 0.3%, LOC Wachovia Bank NA, VRDN (b)	5,000	5,000
(Presbyterian Retirement Cmntys. Proj.) Series 2009, 0.22%, LOC Branch Banking & Trust Co., VRDN (b)	3,400	3,400
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.35%, LOC Bank of America NA, VRDN (b)	12,465	12,465
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,000	1,000
Tohopekaliga Wtr. Auth. Util. Sys. Rev. Series 2007, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (b)	5,350	5,350
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.3%, LOC Wachovia Bank NA, VRDN (b)	5,500	5,500
		237,047
Georgia - 2.7%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.3%, LOC Wachovia Bank NA, VRDN (b)	4,700	4,700
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 2.1%, tender 7/14/09 (b)	14,000	14,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.35%, LOC Freddie Mac, VRDN (b)	5,225	5,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton County Dev. Auth. (Pace Academy, Inc. Proj.) Series 2008, 0.35%, LOC Bank of America NA, VRDN (b)	$ 4,500	$ 4,500
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.33%, LOC Bank of Scotland PLC, VRDN (b)	1,540	1,540
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 B, 3%, LOC Landesbank Baden-Wuert, VRDN (b)	3,890	3,890
Series 2008 C, 3%, LOC Landesbank Baden-Wuert, VRDN (b)	2,000	2,000
Series 2008 G, 3%, LOC Bayerische Landesbank, VRDN (b)	6,750	6,750
Georgia Gen. Oblig. Bonds:
Series 1994 D, 6.7% 8/1/09	1,000	1,009
Series 1995 C, 7.25% 7/1/09	15,900	15,987
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.):
Series D, 3% 12/16/09	1,600	1,609
Series E, 3% 12/16/09	2,400	2,413
Muni. Elec. Auth. of Georgia:
BAN Series A, 1.25% 5/7/10	3,400	3,413
Series 1985 B, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (b)	5,200	5,200
Smyrna Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Hills of Post Village Proj.) Series 1995, 0.32%, LOC Fannie Mae, VRDN (b)	1,300	1,300
		73,536
Hawaii - 0.2%
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
Idaho - 2.7%
Idaho Gen. Oblig. TAN 3% 6/30/09	73,000	73,074
Illinois - 5.8%
Chicago Gen. Oblig. Bonds Series 2008, 0.7%, tender 10/7/09, LOC Harris NA (b)	2,200	2,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 2007, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	4,800	4,800
Series Putters 3448, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,810	2,810
Series ROC II R 11692, 0.39% (Liquidity Facility Citibank NA) (b)(e)	6,410	6,410
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 3%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 2,200	$ 2,200
Chicago Wastewtr. Transmission Rev. Series 2008 C3, 0.3%, LOC Northern Trust Co., Chicago, VRDN (b)	10,700	10,700
Cook County Gen. Oblig. Participating VRDN Series Putters 1269, 0.59% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,005	2,005
DuPage County Rev. (Morton Arboretum Proj.) 0.35%, LOC Bank of America NA, VRDN (b)	10,500	10,500
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 0.2%, LOC JPMorgan Chase Bank, LOC Harris NA, VRDN (b)	14,800	14,800
Illinois Fin. Auth. Rev.:
Participating VRDN Series BBT 08 33, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	10,275	10,275
(Chicago Historical Society Proj.) Series 2006, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	2,100	2,100
(Chicago Symphony Orchestra Proj.) Series 2008, 1.5%, LOC RBS Citizens NA, VRDN (b)	8,000	8,000
(Children's Memorial Hosp. Proj.) Series 2008 C, 0.19%, LOC JPMorgan Chase Bank, VRDN (b)	21,500	21,500
(Clare Oaks Proj.) Series C, 0.32%, LOC Banco Santander SA, VRDN (b)	11,300	11,300
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.18%, LOC Wells Fargo Bank NA, VRDN (b)	1,200	1,200
(OSF Healthcare Sys. Proj.) Series 2009 D, 0.2%, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
(Saint Xavier Univ. Proj.) Series 2008, 0.35%, LOC Bank of America NA, VRDN (b)	5,000	5,000
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 A1, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	3,200	3,200
Series 2009 A2, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	4,175	4,175
Illinois Gen. Oblig. Bonds:
(Illinois FIRST Proj.) Series 2000, 5.5% 12/1/09	3,270	3,340
Series A, 5% 10/1/09	2,165	2,186
Illinois Health Facilities Auth. Rev. (Memorial Health Sys. Proj.) Series 2003, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	4,390	4,390
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN Series GS 06 40TP, 0.29% (Liquidity Facility Wells Fargo & Co.) (b)(e)	$ 9,475	$ 9,475
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.35%, LOC Fannie Mae, VRDN (b)	7,180	7,180
		155,746
Indiana - 3.2%
Hammond Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994, 0.4% (BP PLC Guaranteed), VRDN (b)	5,750	5,750
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	5,200	5,200
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 F, 0.2%, LOC Bank of New York, New York, VRDN (b)	7,140	7,140
Series 2008 G, 0.2%, LOC Bank of New York, New York, VRDN (b)	6,250	6,250
Series 2008 J, 0.2%, LOC Wells Fargo Bank NA, VRDN (b)	1,425	1,425
Indiana Fin. Auth. Hosp. Rev.:
(Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 D, 0.2%, LOC Northern Trust Co., Chicago, VRDN (b)	7,305	7,305
(Cmnty. Foundation of Northwest Indiana Proj.) Series 2008, 0.32%, LOC Harris NA, VRDN (b)	6,800	6,800
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2008 B, 0.33%, LOC Harris NA, VRDN (b)	21,000	21,000
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Clarion Health Obligated Group Proj.) Series 2005 D, 0.23%, LOC Branch Banking & Trust Co., VRDN (b)	10,945	10,945
Indiana Univ. Student Fee Revs. Participating VRDN Series 2494, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,115	1,115
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.3%, LOC Royal Bank of Scotland PLC, VRDN (b)	8,400	8,400
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2001, 0.35%, LOC Bank of America NA, VRDN (b)	5,540	5,540
		86,870
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.8%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.35%, VRDN (b)	$ 15,000	$ 15,000
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.2%, VRDN (b)	6,915	6,915
		21,915
Kansas - 0.5%
Wichita Gen. Oblig. BAN Series 230, 0.8% 11/19/09	14,220	14,220
Kentucky - 0.3%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B3, 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	7,655	7,655
Louisiana - 1.0%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	8,500	8,500
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.):
Series 2008 D1, 0.22%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	2,010	2,010
Series 2008 D2, 0.27%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	6,250	6,250
(CommCare Corp. Proj.) Series 2008 A, 0.39%, LOC JPMorgan Chase Bank, VRDN (b)	8,600	8,600
		25,360
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 B, 0.4%, LOC KBC Bank NV, VRDN (b)	2,400	2,400
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	7,045	7,045
		9,445
Maryland - 3.0%
Baltimore County Econ. Dev. Rev.:
(Blue Circle, Inc. Proj.) Series 1992, 0.35%, LOC BNP Paribas SA, VRDN (b)	6,100	6,100
(The Bais Yaakov School for Girls Proj.) Series 2003, 0.35%, LOC Bank of America NA, VRDN (b)	1,065	1,065
Carroll County Rev. (Fairhaven and Copper Ridge Proj.) Series 2004 A, 0.32%, LOC Branch Banking & Trust Co., VRDN (b)	8,435	8,435
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 B, 0.15%, VRDN (b)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Gen. Oblig. Bonds (State & Local Facilities Ln. Prog.) First Series 2000, 5.5% 8/1/09	$ 2,500	$ 2,520
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.32%, LOC Bank of America NA, VRDN (b)	19,900	19,900
(Howard County Gen. Hosp. Proj.) Series 2008, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	9,250	9,250
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.35%, LOC Bank of America NA, VRDN (b)	1,500	1,500
Series 2007 D, 0.3%, LOC Wachovia Bank NA, VRDN (b)	3,100	3,100
(Univ. of Maryland Med. Sys. Proj.) Series 2008 B, 0.35%, LOC Bank of America NA, VRDN (b)	18,250	18,250
(Villa Julie College, Inc. Proj.) Series 2005, 0.3%, LOC Bank of America NA, VRDN (b)	2,400	2,400
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.35%, LOC Bank of America NA, VRDN (b)	2,330	2,330
Washington Suburban San. District Bonds (Sewage Disp. Proj.) Series 2005, 5% 6/1/10	2,000	2,089
		81,439
Massachusetts - 1.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2008 A2, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	9,200	9,200
Massachusetts Gen. Oblig. Series 2005 A, 0.4% (Liquidity Facility Citibank NA), VRDN (b)	18,740	18,740
Massachusetts Health & Edl. Facilities Auth. Rev. (Baystate Med. Ctr. Proj.) Series 2005 G, 0.29%, LOC Bank of America NA, VRDN (b)	2,640	2,640
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 1.25% tender 6/4/09, CP mode	1,000	1,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series BA 08 1082, 0.59% (Liquidity Facility Bank of America NA) (b)(e)	5,000	5,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 1.8% (Liquidity Facility Bayerische Landesbank), VRDN (b)	5,000	5,000
		41,580
Michigan - 1.2%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B1, 2.65%, LOC RBS Citizens NA, VRDN (b)	9,900	9,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. Series 5, 0.7% 6/4/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	$ 8,915	$ 8,915
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN Series ROC II R 11676, 0.39% (Liquidity Facility Citibank NA) (b)(e)	3,930	3,930
(Henry Ford Health Sys. Proj.) Series 2006 C, 2.65%, LOC RBS Citizens NA, VRDN (b)	2,900	2,900
(McLaren Health Care Corp. Proj.):
Series 2008 B2, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
Series 2008 B3, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.35%, LOC Bank of America NA, VRDN (b)	1,100	1,100
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 0.42%, LOC KBC Bank NV, VRDN (b)	4,300	4,300
		33,045
Minnesota - 0.4%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 D, 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	2,500	2,500
Oak Park Heights Multi-Fam Rev. 0.33%, LOC Freddie Mac, VRDN (b)	3,350	3,350
St. Louis Park Gen. Oblig. Series 2008 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (b)	5,095	5,095
		10,945
Mississippi - 0.5%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.22%, VRDN (b)	2,000	2,000
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2008 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	5,200	5,200
Mississippi Dev. Bank Spl. Oblig. Bonds Series Solar 06 0153, 0.29%, tender 6/5/09 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	6,185	6,185
		13,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - 3.4%
Cape Girardeau County Indl. Dev. Auth. (St. Francis Med. Ctr. Proj.) Series 2009 B, 0.32%, LOC Wells Fargo Bank NA, VRDN (b)	$ 4,200	$ 4,200
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.31%, LOC Bank of America NA, VRDN (b)	21,315	21,315
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.) Series 1999 B, 0.25% (Liquidity Facility Bank of America NA), VRDN (b)	25,285	25,285
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds (Cox Health Sys. Proj.) Series B, 0.7% tender 6/3/09, LOC Bank of Nova Scotia, New York Agcy., CP mode	8,000	8,000
(BJC Health Sys. Proj.) Series 2008 C, 0.1%, VRDN (b)	11,000	11,000
(Cox Health Sys. Proj.) Series 2008 C, 0.35%, LOC Bank of America NA, VRDN (b)	5,000	5,000
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.35%, LOC Bank of America NA, VRDN (b)	15,500	15,500
		90,300
Nevada - 1.2%
Clark County Arpt. Rev.:
Series 2008 D1, 3%, LOC Landesbank Baden-Wuert, VRDN (b)	11,420	11,420
Series 2008 D2, 3%, LOC Landesbank Baden-Wuert, VRDN (b)	2,800	2,800
Clark County Fuel Tax:
Participating VRDN Series ROC II R 11507, 0.39% (Liquidity Facility Citibank NA) (b)(e)	2,800	2,800
Series 2008 A:
0.53% 7/2/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
0.55% 9/10/09, LOC BNP Paribas SA, CP	4,000	4,000
0.85% 7/9/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	3,000	3,000
		31,520
New Jersey - 0.9%
New Jersey Gen. Oblig. TRAN Series 2009 A, 3% 6/25/09	25,000	25,022
New Mexico - 0.1%
New Mexico Fin. Auth. Trans. Rev. Series 2008 B1, 0.32%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	2,600	2,600
New York - 5.8%
Nassau County Interim Fin. Auth. Series 2008 A, 0.18% (Liquidity Facility BNP Paribas SA), VRDN (b)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.:
Series 1995 B8, 0.25%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	$ 6,270	$ 6,270
Series 2004 H3, 0.21%, LOC Bank of New York, New York, VRDN (b)	3,480	3,480
Series 2008 J5, 0.7% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	10,305	10,305
Series 2008 J6, 0.25%, LOC Landesbank Hessen-Thuringen, VRDN (b)	3,900	3,900
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 2540, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,455	1,455
Series 2000 C, 0.41% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	1,500	1,500
Series 2001 F1, 0.75% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	17,500	17,500
Series 2005 AA2, 0.85% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	5,000	5,000
Series 2008 B1, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	19,000	19,000
New York City Transitional Fin. Auth. Rev. Series 2003 1E, 0.45% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	16,305	16,305
New York Dorm. Auth. Revs. Participating VRDN Series EGL 07 0003, 0.38% (Liquidity Facility Citibank NA) (b)(e)	15,000	15,000
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.18%, LOC Fannie Mae, VRDN (b)	3,700	3,700
(88 Leonard Street Proj.) Series 2005 A, 0.45%, LOC Landesbank Hessen-Thuringen, VRDN (b)	6,700	6,700
New York Local Govt. Assistance Corp. Series 2008 B3V, 0.15% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	15,000	15,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D1, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (b)	8,000	8,000
Series C, 1% 6/3/09, LOC ABN-AMRO Bank NV, CP	1,600	1,600
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.15% (Liquidity Facility ABN-AMRO Bank NV), VRDN (b)	4,800	4,800
		154,515
North Carolina - 5.3%
Charlotte Gen. Oblig. Series 2007, 0.35% (Liquidity Facility KBC Bank NV), VRDN (b)	32,550	32,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.3% (Liquidity Facility Wachovia Bank NA), VRDN (b)	$ 11,100	$ 11,100
Greensboro Combined Enterprise Sys. Rev.:
Bonds Series 2009 C, 2% 6/1/10	1,465	1,486
Series 2005 B, 0.35% (Liquidity Facility Bank of America NA), VRDN (b)	2,650	2,650
Mecklenburg County Ctfs. of Prtn. Series 2001, 0.36% (Liquidity Facility Bank of America NA), VRDN (b)	2,600	2,600
North Carolina Cap. Facilities Fin. Agcy. Rev. (Elon Univ. Proj.) Series 2006, 0.35%, LOC Bank of America NA, VRDN (b)	3,900	3,900
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series 2003 A, 0.3%, LOC Wachovia Bank NA, VRDN (b)	1,600	1,600
North Carolina Cap. Impt. Ltd. Participating VRDN Series BBT 08 52, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	5,820	5,820
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.35%, LOC Bank of America NA, VRDN (b)	1,700	1,700
North Carolina Gen. Oblig. Series 2002 E, 0.35% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	9,050	9,050
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.32%, LOC Branch Banking & Trust Co., VRDN (b)	3,000	3,000
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.27%, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
North Carolina Med. Care Commission Hosp. Rev.:
(CaroMont Health Proj.) Series 2003 B, 0.35%, LOC Bank of America NA, VRDN (b)	10,900	10,900
(Wayne Memorial Hosp. Proj.) Series 2009, 0.22%, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
Orange Wtr. & Swr. Auth. Series 2004 B, 0.35% (Liquidity Facility Bank of America NA), VRDN (b)	3,100	3,100
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.39% (Liquidity Facility Citibank NA) (b)(e)	9,900	9,900
Sampson County Gen. Oblig. Ctfs. of Prtn. Bonds Series Solar 06 0160, 0.29%, tender 6/5/09 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	2,500	2,500
Wake County Gen. Oblig.:
BAN Series 2008, 3.5% 10/15/09	13,200	13,287
Series 2003 B:
0.3% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	6,650	6,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Wake County Gen. Oblig.: - continued
Series 2003 B:
0.3% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	$ 2,400	$ 2,400
Series 2003 C, 0.32% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	1,685	1,685
Series 2007 A, 0.32% (Liquidity Facility Bank of America NA), VRDN (b)	1,000	1,000
Series 2007 B, 0.32%, VRDN (b)	5,400	5,400
		142,278
Ohio - 3.8%
Butler County Health Facilities Rev. (LifeSphere Proj.) Series 2002, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,925	2,925
Cleveland Wtr. Rev. Series 2009 R, 0.15%, LOC BNP Paribas SA, VRDN (b)	6,500	6,500
Columbus City School District BAN Series B, 1.5% 12/16/09	2,500	2,511
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,360	4,360
Delaware Gen. Oblig. BAN 1.5% 4/28/10	3,685	3,710
Erie County Multi-family Hsg. Rev. (Providence Residential Cmnty. Corp. Proj.) Series 1999 A, 0.46%, LOC JPMorgan Chase Bank, VRDN (b)	7,420	7,420
Franklin County Health Care Facilities Rev. (Friendship Villiage of Dublin, Ohio, Inc. Proj.) Series 2004 B, 0.32%, LOC Bank of America NA, VRDN (b)	1,995	1,995
Franklin County Hosp. Rev. (Trinity Health Sys. Proj.) Series 1995, 0.18%, VRDN (b)	2,700	2,700
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	5,465	5,465
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2000, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	1,410	1,410
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	28,750	28,750
Miamisburg City School District BAN Series 2008, 3.5% 7/28/09	1,500	1,501
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2004 B1, 0.23% (Liquidity Facility Bank of New York, New York), VRDN (b)	7,000	7,000
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 1%, VRDN (b)	2,000	2,000
Ohio Higher Edl. Facility Commission Hosp. Rev. Series 2008 B6, 0.6% 7/28/09, CP	13,650	13,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN Series Putters 3140, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 5,170	$ 5,170
(Ohio Northern Univ. Proj.) Series 2008 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	2,820	2,820
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Generation Corp. Proj.) Series 2008 A, 0.3%, LOC Barclays Bank PLC, VRDN (b)	1,850	1,850
		101,737
Oregon - 1.2%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.) Series F, 0.6% tender 8/5/09, CP mode	10,000	10,000
Metro Oregon Natural Areas Gen. Oblig. Bonds Series 2007, 5% 6/1/09	3,000	3,000
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.4%, LOC Bank of Scotland PLC, VRDN (b)	2,950	2,950
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Series 2008 C, 0.2%, LOC Wells Fargo Bank NA, VRDN (b)	10,400	10,400
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,000	5,000
		31,350
Pennsylvania - 3.8%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 A, 0.26%, LOC Barclays Bank PLC, VRDN (b)	3,500	3,500
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 0.32%, LOC Banco Santander SA, VRDN (b)	2,600	2,600
Cambria County Indl. Dev. Auth. Rev. (American Nat'l. Red Cross Proj.) Series 2008, 0.2%, LOC JPMorgan Chase Bank, VRDN (b)	8,500	8,500
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 2.7%, LOC Citizens Bank of Pennsylvania, VRDN (b)	8,000	8,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,000	2,000
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 2.53%, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,900	1,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 3.1%, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 300	$ 300
Doylestown Hosp. Auth. Hosp. Rev. Series 2008 B, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,700	3,700
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 3%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,795	4,795
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) Series 2003, 0.37%, LOC Bank of New York, New York, VRDN (b)	4,300	4,300
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,150	2,150
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,700	5,700
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2004 E1, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,510	2,510
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 2.7%, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,100	2,100
(Mercyhurst College Proj.) Series 12, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	1,045	1,045
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 2.7%, LOC Citizens Bank of Pennsylvania, VRDN (b)	6,695	6,695
(Thomas Jefferson Univ. Proj.) Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	3,000	3,000
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 B5, 0.28%, LOC Bank of America NA, VRDN (b)	2,500	2,500
Philadelphia Auth. for Indl. Dev. Rev. (Philadelphia Museum of Art Proj.) 2.9%, LOC Citizens Bank of Pennsylvania, VRDN (b)	15,140	15,140
Philadelphia School District:
Series 2008 A3, 0.35%, LOC Bank of America NA, VRDN (b)	3,100	3,100
Series 2008 C1, 0.25%, LOC TD Banknorth, NA, VRDN (b)	2,000	2,000
Scranton-Lackawanna Health & Welfare Auth. Rev. Series 2002, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,315	3,315
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	14,200	14,200
		103,050
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Brown Univ. Proj.) Series 2005 A, 0.13%, VRDN (b)	$ 5,600	$ 5,600
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.):
Series 2008 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	5,910	5,910
Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	7,955	7,955
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 B, 0.25%, LOC Bank of America NA, VRDN (b)	5,000	5,000
		24,465
South Carolina - 3.5%
Charleston Wtrwks. & Swr. Rev. Series 2006 B, 0.35% (Liquidity Facility Wachovia Bank NA), VRDN (b)	3,200	3,200
Greenville County School District Bonds Series A, 2.5% 6/1/09	24,020	24,020
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.3%, LOC Wachovia Bank NA, VRDN (b)	9,000	9,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 1.19%, VRDN (b)	3,700	3,700
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.35%, LOC Bank of America NA, VRDN (b)	7,731	7,731
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2008 A, 0.35%, LOC Bank of America NA, VRDN (b)	4,805	4,805
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Carolina Piedmont Foundation Proj.) 0.4%, LOC Bank of America NA, VRDN (b)	3,700	3,700
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5% 1/1/10	3,300	3,386
Participating VRDN Series ROC II R 11426, 0.54% (Liquidity Facility Citibank NA) (b)(e)	3,900	3,900
0.4% 7/20/09, CP	3,500	3,500
0.5% 10/15/09, CP	5,000	5,000
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B1, 0.35%, LOC Bank of America NA, VRDN (b)	2,000	2,000
Spartanburg County School District #1 Bonds Series Solar 06 152, 0.27%, tender 6/5/09 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	10,585	10,585
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Sumter County Gen. Oblig. BAN Series 2009, 1.5% 6/2/10 (a)	$ 5,200	$ 5,248
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.1% tender 7/1/09, CP mode	5,000	5,000
		94,775
Tennessee - 0.8%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.35%, LOC Bank of America NA, VRDN (b)	8,325	8,325
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 3.25%, LOC Landesbank Baden-Wuert, VRDN (b)	4,300	4,300
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.35%, LOC Bank of America NA, VRDN (b)	9,875	9,875
		22,500
Texas - 14.9%
Austin Gen. Oblig. Bonds 5% 9/1/09	4,905	4,946
Austin Independent School District Bonds Series 1998, 5% 8/1/09 (Permanent School Fund of Texas Guaranteed)	2,805	2,818
Comal Independent School District Participating VRDN Series Solar 06 36, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	13,230	13,230
Dallas Area Rapid Transit Sales Tax Rev. Series 2001, 0.6% 7/1/09 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	10,000	10,000
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Putters 1434, 0.32% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,620	5,620
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 0.39% (Liquidity Facility Societe Generale) (b)(e)	8,600	8,600
Fort Bend Independent School District Participating VRDN Series PZ 124, 0.4% (Liquidity Facility Wells Fargo & Co.) (b)(e)	10,140	10,140
Galena Park Independent School District Participating VRDN Series SG 154, 0.31% (Liquidity Facility Societe Generale) (b)(e)	9,900	9,900
Grand Prairie Independent School District Participating VRDN Series ROC II R 11161, 0.39% (Liquidity Facility Citibank NA) (b)(e)	7,975	7,975
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	$ 6,000	$ 6,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.25%, LOC Compass Bank, VRDN (b)	5,280	5,280
Harris County Flood Cont. District Bonds Series 2008 C, 3% 10/1/09	2,905	2,920
Harris County Gen. Oblig. Participating VRDN:
Series Putters 1111Z, 0.44% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,845	3,845
Series Putters 1172Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,495	3,495
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 B, 0.25%, LOC Northern Trust Co., Chicago, VRDN (b)	5,000	5,000
Houston Gen. Oblig. Series E1, 0.45% 6/2/09 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	14,600	14,600
Houston Util. Sys. Rev.:
Participating VRDN Series Putters 2493, 0.59% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,235	1,235
Series 2008 A1, 0.35%, LOC Bank of America NA, VRDN (b)	20,000	20,000
Judson Independent School District Participating VRDN Series MS 06 1859, 0.27% (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	3,940	3,940
Lovejoy Independent School District Participating VRDN Series DB 514, 0.29% (Liquidity Facility Deutsche Bank AG) (b)(e)	6,170	6,170
Lower Colorado River Auth. Rev. Series A, 0.25% 6/8/09 (Liquidity Facility JPMorgan Chase Bank), CP	3,900	3,900
Mansfield Independent School District Participating VRDN Series PT 4627, 0.39% (Liquidity Facility Deutsche Postbank AG) (b)(e)	10,830	10,830
North East Texas Independent School District Participating VRDN Series Putters 2355, 0.34% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,460	4,460
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.27% (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	2,920	2,920
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.5% (Liquidity Facility Societe Generale) (b)(e)	3,500	3,500
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series Putters 3344, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,215	3,215
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Series 2003, 0.35% (Liquidity Facility Bank of America NA), VRDN (b)	$ 8,500	$ 8,500
Series A:
0.6% 8/27/09, CP	12,660	12,660
0.6% 9/3/09, CP	5,300	5,300
0.75% 7/9/09, CP	4,200	4,200
San Antonio Wtr. Sys. Rev. Series 2001 A, 0.45% 7/7/09, CP	1,418	1,418
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.34% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,245	2,245
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 3, 0.28%, LOC Compass Bank, VRDN (b)	9,225	9,225
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.24%, VRDN (b)	5,430	5,430
Texas Dept. of Trans. Ctfs. of Prtn. Series 2005 A, 0.6% 6/2/09, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	15,000	15,000
Texas Gen. Oblig. TRAN Series 2008, 3% 8/28/09	133,300	133,742
Texas Pub. Fin. Auth. Rev. Series 2008, 0.6% 8/6/09, CP	4,200	4,200
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 0.42% (Liquidity Facility Societe Generale) (b)(e)	10,470	10,470
Univ. of Texas Permanent Univ. Fund Rev.:
Bonds Series 2002 A, 5% 7/1/09	6,110	6,126
Participating VRDN Series ROC II R 11266, 0.39% (Liquidity Facility Citibank NA) (b)(e)	3,695	3,695
West Side Calhoun County Corp. Poll. Cont. Rev. (Sohio Chemical Co. Proj.) 0.3% (BP PLC Guaranteed), VRDN (b)	2,500	2,500
		399,250
Utah - 1.5%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.31%, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B2, 0.6% 6/9/09 (Liquidity Facility Bank of Nova Scotia), CP	3,500	3,500
Series 1997 B3:
0.75% 6/5/09 (Liquidity Facility Bank of Nova Scotia), CP	10,750	10,750
0.75% 6/5/09 (Liquidity Facility Bank of Nova Scotia), CP	10,600	10,600
0.75% 6/5/09 (Liquidity Facility Bank of Nova Scotia), CP	4,700	4,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series BBT 08 27, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	$ 5,740	$ 5,740
Series Putters 3326, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,845	3,845
		40,135
Virginia - 4.1%
Albemarle County Indl. Dev. Auth. Health Srv 0.4%, LOC Wachovia Bank NA, VRDN (b)	4,015	4,015
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 A, 0.2%, LOC Branch Banking & Trust Co., VRDN (b)	12,850	12,850
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2009 B1, 0.55%, tender 3/8/10 (b)	11,500	11,500
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 B, 0.17%, VRDN (b)	1,950	1,950
Series 2003 C, 0.15%, VRDN (b)	4,300	4,300
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.) Series 2009 A, 0.7%, tender 2/3/10 (b)	25,000	25,000
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 3%, LOC Landesbank Baden-Wuert, VRDN (b)	6,200	6,200
Richmond Gen. Oblig. 0.45% 7/14/09 (Liquidity Facility Bank of America NA), CP	11,000	11,000
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 11262, 0.54% (Liquidity Facility Citibank NA) (b)(e)	4,880	4,880
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 06 17 Class A, 0.39% (Liquidity Facility Citibank NA) (b)(e)	17,200	17,200
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.41% (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,860	3,860
Virginia Pub. School Auth. Bonds Series 2003 D, 5% 2/1/10	3,000	3,086
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 0.27% (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	4,720	4,720
		110,561
Washington - 1.8%
Energy Northwest Elec. Rev. Participating VRDN Series Putters 248, 0.59% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,535	3,535
King County Swr. Rev.:
Bonds Series 2002 B, 5.25% 1/1/10	2,835	2,903
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Swr. Rev.: - continued
Participating VRDN Series ROC II R 11717, 0.39% (Liquidity Facility Citibank NA) (b)(e)	$ 5,645	$ 5,645
Series A:
0.45% 6/4/09 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	1,500	1,500
0.45% 6/4/09 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	5,300	5,300
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.35%, LOC Bank of America NA, VRDN (b)	1,100	1,100
Port of Seattle Gen. Oblig. Series 2002 A2, 0.6% 7/9/09, LOC Bayerische Landesbank Girozentrale, CP	975	975
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 B, 0.35%, LOC Bank of America NA, VRDN (b)	2,315	2,315
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.27% (Liquidity Facility Wells Fargo & Co.) (b)(e)	2,510	2,510
Univ. of Washington Univ. Revs. Bonds 5% 12/1/09	2,625	2,675
Washington Gen. Oblig. Participating VRDN Series MACN 04 D, 0.34% (Liquidity Facility Bank of America NA) (b)(e)	5,715	5,715
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.38%, LOC Bank of America NA, VRDN (b)	3,150	3,150
(PeaceHealth Proj.):
Series 2008 C, 0.2%, LOC Wells Fargo Bank NA, VRDN (b)	4,600	4,600
Series 2008 D, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,500	3,500
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.4%, LOC Bank of America NA, VRDN (b)	1,560	1,560
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1993 1 A2, 0.31% (Bonneville Pwr. Administration Guaranteed), LOC Bank of America NA, VRDN (b)	1,200	1,200
		48,183
West Virginia - 0.4%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 D, 0.35%, LOC Bank of America NA, VRDN (b)	11,115	11,115
Wisconsin - 2.5%
Milwaukee Gen. Oblig. RAN Series 2008 M10, 3% 9/3/09	9,200	9,232
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2009 A, 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,870	4,870
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wind Point (Johnson Foundation, Inc. Proj.) Series 2000, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 7,615	$ 7,615
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,300	7,300
Wisconsin Gen. Oblig. Bonds Series 1992, 6.25% 5/1/10	3,765	3,962
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (Alexian Brothers Health Sys. Proj.) 0.8% tender 6/4/09, LOC JPMorgan Chase Bank, CP mode	3,200	3,200
(Wisconsin Lutheran College Proj.) Series 2001, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	19,700	19,700
Wisconsin Trans. Rev.:
Series 1997 A, 0.55% 6/9/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,884	2,884
Series 2006 A, 0.5% 6/4/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
		66,263
Wyoming - 0.2%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.25%, LOC Wells Fargo Bank NA, VRDN (b)	2,730	2,730
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.25%, LOC Wells Fargo Bank NA, VRDN (b)	2,260	2,260
		4,990
	Shares
Other - 2.5%
Fidelity Tax-Free Cash Central Fund, 0.24% (c)(d)	67,650,900	67,651
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $2,670,008)		2,670,008
NET OTHER ASSETS - 0.5%		14,043
NET ASSETS - 100%		$ 2,684,051
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,580,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Judson Independent School District Participating VRDN Series MS 06 1859, 0.27% (Liquidity Facility Wells Fargo & Co.)	6/13/07	$ 3,940
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.27% (Liquidity Facility Wells Fargo & Co.)	6/14/07	$ 2,920
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 0.27% (Liquidity Facility Wells Fargo & Co.)	6/13/07	$ 4,720
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 566
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,670,008	$ -	$ 2,670,008	$ -
Income Tax Information
At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,670,008,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2009